UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Target Date Portfolios
	Target Date 2020	Target Date 2035	Target Date 2050
	Target Date 2025	Target Date 2040	Target Date 2055
	Target Date 2030	Target Date 2045	Target Date 2060

It is our intention that beginning on January 1, 2021, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service and Class R6, shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolios’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Target Date Portfolios

∎	TARGET DATE 2020

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

∎	TARGET DATE 2060

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, Goldman Sachs Target Date 2055 Portfolio and Goldman Sachs Target Date 2060 Portfolio

Investment Objective and Principal Strategies

The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2025 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2035 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, the Goldman Sachs Target Date 2045 Portfolio, the Goldman Sachs Target Date 2050 Portfolio, the Goldman Sachs Target Date 2055 Portfolio and the Goldman Sachs Target Date 2060 Portfolio (collectively, the “Portfolios”) seek to provide capital appreciation and current income consistent with each respective Portfolio’s current asset allocation. The Portfolios employ asset allocation strategies designed for investors who plan to retire and withdraw their investment beginning on approximately the date specified in the Portfolio’s name (the “Target Date”). Each Portfolio is managed for an investor planning to retire at the age of 65 on or around that Portfolio’s Target Date.

Portfolio Management Discussion and Analysis

Effective after November 30, 2018, the Goldman Sachs Global Portfolio Solutions (“GPS”) Team assumed day-to-day management of the Portfolios from Madison Asset Management, LLC (“Madison”), which is unaffiliated with Goldman Sachs Asset Management, L.P., the investment adviser for the Portfolios, and which had previously served as the Portfolios’ sub-adviser. In connection with the change in portfolio management, the Portfolios underwent certain changes to their principal investment strategies, including their glide paths. The performance information reported below is the combined performance of the Portfolios, reflecting current and prior investment objectives, strategies and policies.

Below, the Madison portfolio management team and the GPS Team discuss the Portfolios’ performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Target Date 2020 Portfolio — During the Reporting Period, the Target Date 2020 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of 1.15%, 1.30%, 1.11%, 1.27%, 1.00% and 1.42%, respectively. These returns compare to the -0.32% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2020 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2025 Portfolio — During the Reporting Period, the Target Date 2025 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -0.04%, 0.27%, -0.11%, 0.17%, -0.10% and 0.23%, respectively. These returns compare to the -0.84% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2025 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2030 Portfolio — During the Reporting Period, the Target Date 2030 Portfolio’s Class A,

PORTFOLIO RESULTS

Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -0.76%, -0.55%, -0.73%, -0.62%, -0.88% and -0.55%, respectively. These returns compare to the -1.38% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2030 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2035 Portfolio — During the Reporting Period, the Target Date 2035 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -0.53%, -0.28%, -0.57%, -0.47%, -0.73% and -0.31%, respectively. These returns compare to the -1.97% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2035 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2040 Portfolio — During the Reporting Period, the Target Date 2040 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns -0.74%, -0.62%, -0.71%, -0.66%, -0.93% and -0.61%, respectively. These returns compare to the -2.34% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2040 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2045 Portfolio — During the Reporting Period, the Target Date 2045 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -0.80%, -0.64%, -0.76%, -0.64%, -0.97% and -0.58%, respectively. These returns compare to the -2.53% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2045 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2050 Portfolio — During the Reporting Period, the Target Date 2050 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -1.70%, -1.35%, -1.69%, -1.50%, -1.75% and -1.34%, respectively. These returns compare to the -2.65% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2050 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2055 Portfolio — During the Reporting Period, the Target Date 2055 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -1.68%, -1.62%, -1.73%, -1.61%, -1.87% and -1.55%, respectively. These returns compare to the -2.74% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2055 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2060 Portfolio — During the Reporting Period, the Target Date 2060 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated cumulative total returns of -2.14%, -1.95%, -2.12%, -2.05%, -2.22% and -1.93%, respectively. These returns compare to the -2.78% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2060 Index (Total Return, Unhedged, USD) during the same period.

Q	What economic and market factors most influenced the Portfolios during the Reporting Period?

A	During the Reporting Period, global economic growth data, central bank monetary policy and geopolitics most influenced the financial markets and the Portfolios.

When the Reporting Period began in September 2018, global economic growth moderated, but nevertheless remained healthy, especially in the U.S. In terms of geopolitics, the U.S. Administration imposed tariffs on $200 billion of imports from China. However, the tariff rate was set at 10%, which was at the lower end of the market expected 10% to 25%, sparking a rally in emerging markets assets and helping them to recover some losses they had experienced earlier in the month. Major developed equity markets were up during September, broadly outperforming emerging equity markets. Regarding fixed income, the 10-year U.S. Treasury yield rose, reflecting strong U.S. economic activity, with ongoing fiscal stimulus boosting economic activity. The Federal Reserve (“Fed”) raised short-term interest rates at its September policy meeting. Additionally, the Fed’s dot plot pointed to one more rate hike by the end of 2018, with the longer-term outlook essentially unchanged. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Among currencies, the U.S. dollar weakened slightly, while the Japanese yen was the worst performing major currency, driven by higher U.S. interest rates and a reduction in global investor risk aversion. Within commodities, Iran sanctions and comments from the Organization of the Petroleum Exporting Countries (“OPEC”) fueled a rally in crude oil prices.

In the fourth quarter of 2018, softer global economic data, which led to downward consensus expectations for corporate earnings growth, and the Fed’s less accommodative monetary policy weighed on global equity markets, driving a double-digit decline across most major equity indices. Within developed markets stocks, Japanese equities turned in the weakest performance, as cyclical stocks were pressured by decelerating global economic growth, and export-oriented

PORTFOLIO RESULTS

stocks were hurt by a stronger Japanese yen. U.S. and European equities also experienced substantial losses. Despite weaker economic data from China, emerging markets equities outperformed developed markets equities during the fourth calendar quarter, thanks in large part to rallies in Brazilian and Indonesian stocks. Brazilian risk assets broadly benefited from renewed investor optimism about potentially market-friendly measures from the country’s new government and relatively better economic data. Indonesian equities were helped by lower crude oil prices and improving macro data. Within fixed income, the 10-year U.S. Treasury yield fell in response to a decline in U.S. inflation, driven by a drop in crude oil prices and signs of slowing U.S. economic growth. Yields of government bonds in other developed markets countries also fell but by a lesser magnitude. Investors revised downward their expectations for 2019 Fed monetary policy action from two short-term interest rate increases to no rate hike at all. The Fed, however, still projected two rate hikes during the 2019 calendar year. Within commodities, crude oil prices declined on market concerns about global economic growth and as oversupply led investors to unwind long positions. Regarding metals, copper prices fell, while gold prices rallied. As for currencies, the Japanese yen was the best performing major currency during the fourth quarter of 2018. The U.S. dollar strengthened overall versus most major currencies.

Following one of the worst Decembers in market history, January and February 2019 saw a strong rally in risk assets. Given the sharp tightening in U.S. financial conditions in the fourth quarter of 2018 and the Fed’s benign inflation outlook, the Fed decided in January to be “patient” about raising interest rates further and signaled a willingness to be flexible, if necessary, about reducing its balance sheet. (The Fed reduces its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) The dovish Fed, coupled with a decrease in investor pessimism, resulted in positive returns for global equities during January and February. (Dovish tends to suggest lower interest rates; opposite of hawkish.) Within major developed markets, U.S. equities were the top performers amid relatively better macroeconomic data releases. At the start of 2019, emerging markets equities initially kept pace with developed markets equities due to the Fed’s patience and the strong performance of Chinese equities. However, emerging markets equities underperformed developed markets equities in February. In fixed income, the 10-year U.S. Treasury yield was up modestly over the two months, driven by an increase in the breakeven inflation rate. (The breakeven inflation rate is a market-based measure of expected inflation.) Additionally, over January and February, commodities broadly appreciated, helped by a weaker U.S. dollar, investors’ inflation concerns and improved fundamentals. Within currencies, the U.S. dollar strengthened versus most major currencies, thanks to relatively better economic data from the U.S.

Q	How did the Portfolios’ investment strategies and Underlying Funds change as a result of the change in portfolio management after November 30, 2018?

A	The GPS Team, which assumed management of the Portfolios after November 30, 2018, evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the Portfolios’ respective strategic asset allocations. We seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha, or value-added, opportunities or manage risk. Because of our strategic views, as well as our outcomes-based approach that focuses on income replacement during retirement, the Portfolios were gradually transitioned from relatively conservative glide paths to more moderate glide paths. Additionally, we added strategic allocations to emerging markets equities, high yield corporate bonds and emerging markets debt. The Portfolios maintained strategic allocations to U.S. equities, non-U.S. developed markets equities and investment grade corporate bonds.

To adapt to changing market conditions, the GPS Team also uses a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to each Portfolio’s glide path based on macro and market views and managed within a set tactical allocation range. The percentage of the Portfolios exposed to any asset class or geographic region will vary from time to time based on our macro and market views. After November 30, 2018, we expanded the tactical ranges for the Portfolios’ equity and fixed income exposures from plus or minus 10% to plus or minus 15% relative to each Portfolio’s respective glide path.

In general, the Portfolios seek to achieve their investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available.

PORTFOLIO RESULTS

That said, after November 30, 2018, the GPS Team transitioned the Portfolios to primarily GSAM-managed Underlying Funds from what was previously a mix of Underlying Funds managed by unaffiliated investment advisers.

Q	What key factors were responsible for the Portfolios’ performance from September 1, 2018 through November 30, 2018 (“the initial part of the Reporting Period”)?

A	All of the Portfolios benefited from their defensive positioning during the initial part of the Reporting Period, as slowing global economic growth hurt the performance of risk assets. The performance of the Underlying Funds was mixed during the initial part of the Reporting Period, with fixed income and international equity-related Underlying Funds contributing positively overall and U.S. equity-related Underlying Funds broadly detracting from results.

Q	How did the Portfolios’ asset allocations affect performance during the initial part of the Reporting Period?

A	Madison’s preference for fixed income over international equities contributed positively to the Portfolios’ returns, as international equities sold off during the initial part of the Reporting Period. Allocations to U.S. equities hurt the Portfolios’ performance.

Within equities, the Portfolios’ allocations to quality strategies and minimum volatility strategies added to results during the initial part of the Reporting Period. However, overweight allocations to the energy, commodities, information technology and materials market segments detracted from performance. Within fixed income, the Portfolios were helped by overweight allocations to intermediate-term U.S. Treasury securities. They were hampered by overweight allocations to Treasury Inflation Protected Securities (“TIPS”) and long-term U.S. Treasuries during the initial part of the Reporting Period.

Q	How did the Portfolios’ Underlying Funds perform during the initial part of the Reporting Period?

A	During the initial part of the Reporting Period, the Portfolios’ fixed income and international equity-related Underlying Funds bolstered performance. U.S. equity-related Underlying Funds detracted from returns. Broadly speaking, Underlying Funds with lower beta contributed positively, while Underlying Funds with higher beta hurt results. (Beta refers to the component of returns that is attributable to market risk exposure, rather than manager skill.)

Among the Portfolios’ equity-related Underlying Funds, the Schwab U.S. Dividend ETF™, the iShares® Edge MSCI Min Vol EAFE ETF, the iShares® Income Edge MSCI Min Vol Emerging Markets ETF and the iShares® Edge MSCI Min Vol USA ETF outperformed their respective benchmark indices. The Portfolios’ best-performing Underlying Fund overall was the iShares® Edge MSCI Min Vol USA ETF, which holds a well-diversified portfolio of high quality, low beta U.S. equities and tends to perform well during periods of increased investor risk aversion. Equity-related Underlying Funds that lagged their benchmark indices were the Vanguard Information Technology ETF and the Vanguard Materials ETF.

Among the Portfolios’ fixed income-related Underlying Funds, the Schwab Intermediate-Term U.S. Treasury ETF outperformed its benchmark index. The Schwab U.S. TIPS ETF and the iShares® 20+ Year Treasury Bond ETF underperformed their respective benchmark indices.

Among the Portfolios’ commodity-related Underlying Funds, the Energy Select Sector SPDR® Fund and the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF underperformed their respective indices.

Q	What key factors were responsible for the Portfolios’ performance between December 1, 2018 and February 28, 2019 (“the latter part of the Reporting Period”)?

A	During the latter part of the Reporting Period, all of the Portfolios recorded positive absolute returns and outperformed their respective benchmarks. These results were driven by the Portfolios’ equity and fixed income investments. Regarding dynamic asset allocations, the Portfolios benefited from their increased allocations to equities, which was accomplished gradually and at what we considered to be attractive entry points during the latter part of the Reporting Period.

Q	How did the Portfolios’ asset allocations affect performance during the latter part of the Reporting Period?

A

In terms of strategic allocations, equities were strong drivers of the Portfolios’ positive returns, as they generally outperformed fixed income during the latter part of the Reporting Period. Although equities sold off in December 2018, they rebounded strongly in January and February 2019. Longer-dated Portfolios, which have comparatively greater equity allocations, benefited most from the equity market rally. Within equities, the Portfolios were helped by their

PORTFOLIO RESULTS

allocations to U.S. large-cap stocks, which advanced at the beginning of 2019 on the back of a more accommodative Fed and positive U.S. macroeconomic data. Allocations to non-U.S. developed markets equities also bolstered the Portfolios’ performance relative to their respective benchmarks during the latter part of the Reporting Period. The Portfolios were further helped by their allocations to emerging markets equities, which outpaced developed markets stocks due to the strong performance of Chinese equities. In addition, allocations to U.S. small-cap equities enhanced the Portfolios’ returns. U.S. small-cap stocks outperformed U.S. large-cap stocks in the first two months of 2019 amid dovish Fed commentary and increased investor optimism about U.S. corporate earnings, as small-cap stocks tend to be more growth sensitive than large-cap stocks. Finally, allocations to U.S. public real estate securities contributed positively to the Portfolios’ results, as they generated positive absolute returns during the latter part of the Reporting Period.

Within fixed income, all of the Portfolios’ strategic allocations recorded positive returns during the latter part of the Reporting Period. Strong performance was seen in U.S. corporate credit, which benefited from increased investor optimism about 2019 corporate earnings in the wake of the downward revision in U.S. corporate earnings guidance during the fourth quarter of 2018. Specifically, allocations to U.S. investment grade corporate bonds and U.S. high yield corporate bonds added significantly to the Portfolios’ results during the latter part of the Reporting Period. Allocations to non-U.S. developed markets bonds also contributed positively to all the Portfolios. The Portfolios benefited further from allocations to local emerging markets debt and U.S. dollar-denominated emerging markets debt. U.S. dollar-denominated emerging markets debt advanced over the course of January and February 2019 in response to a dovish Fed, a weakening U.S. dollar and increased risk on sentiment, or reduced risk aversion, following a sell-off in December 2018. Finally, the Portfolios’ allocations to U.S. TIPS generated positive returns.

Dynamic asset allocation added overall to the Portfolios’ relative performance during the latter part of the Reporting Period. These results were due to the GPS Team’s decision in December 2018 to maintain lower allocations to equities than the Portfolios’ respective glide paths and benchmarks implied, yet still within the Portfolios’ tactical allocation ranges. As mentioned previously, we gradually shifted the Portfolios from relatively conservative glide paths to more moderate glide paths after November 30, 2018. The incremental nature of the change was advantageous for the Portfolios, as equity markets broadly sold off in December 2018. Furthermore, the decision to add equity exposure after the decline contributed most positively to the Portfolios’ performance, especially in the longer-dated Portfolios, which are more heavily weighted in equities — during the January and February 2019 equity market rally. On the other hand, the addition in February of a dynamic view to reduce equity risk, which was expressed by reducing exposure to U.S. large-cap stocks, hurt the Portfolios’ results amid positive equity returns during the month.

Q	How did the Portfolios’ Underlying Funds perform during the latter part of the Reporting Period?

A	During the latter part of the Reporting Period, all of the Portfolios’ Underlying Funds generated positive absolute returns, led by those with exposure to emerging markets assets.

Among the Portfolios’ equity-related Underlying Funds, the Goldman Sachs ActiveBeta Emerging Markets Equity ETF was the strongest performer. The Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF and the Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF turned in the weakest, albeit still positive, performance.

Among the Portfolios’ fixed income-related Underlying Funds, the strongest performers were the iShares® J.P. Morgan USD Emerging Markets Bond ETF and the Vanguard Long-Term Corporate Bond ETF. The iShares® TIPS Bond ETF and the Vanguard Total International Bond ETF posted the weakest positive returns.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

A	During the initial part of the Reporting Period, the Portfolios did not directly invest in derivatives. However, some of the Underlying Funds may have used derivatives to allow them to track their respective benchmark indices with more precision. These may have included options, forwards, futures, swaps, structured securities and other derivative instruments.

During the latter part of the Reporting Period, the Portfolios used Russell 2000® Index futures and S&P 500® Index futures to replicate exposure to U.S. small- and large-cap equities. The use of these instruments had a positive impact on the Portfolios’ performance during the latter part of the Reporting Period.

PORTFOLIO RESULTS

Q	What changes did you make to the Portfolios’ allocations during the Reporting Period?

A	During the initial part of the Reporting Period, Madison expanded the Portfolios’ allocations to minimum volatility strategies to include the iShares® Edge MSCI Minimum Volatility USA ETF. This equity-related Underlying Fund was added in October 2018 on concern that global economic growth could slow and overall market liquidity could decline further.

During the latter part of the Reporting Period, as mentioned previously, the GPS Team transitioned the Portfolios to primarily GSAM-managed Underlying Funds from what was previously a mix of Underlying Funds managed by unaffiliated investment advisers. Ultimately, we transitioned the Portfolios out of most of the Underlying Funds used during the initial part of the Reporting Period, except for the iShares® TIPS Bond ETF and the Vanguard Long-Term Corporate Bond ETF. We added 12 new Underlying Funds — the Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF, the Goldman Sachs ActiveBeta International Equity ETF, the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, the Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF, the iShares® MSCI EAFE Small-Cap ETF, the Vanguard Real Estate ETF, the Goldman Sachs Access Investment Grade Corporate Bond ETF, the iShares® Core U.S. Aggregate Bond ETF, the Vanguard Total International Bond ETF, the Goldman Sachs Access High Yield Corporate Bond ETF, the iShares® J.P. Morgan USD Emerging Markets Bond ETF and the iShares® J.P. Morgan EM Local Currency Bond ETF. Furthermore, during January 2019, the GPS Team added an allocation to U.S. large-cap equity index futures, keeping the Portfolios’ overall exposure to U.S. large cap equities constant. In mid-February, the GPS Team added a dynamic view to be underweight equities by reducing exposure to the Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF.

Q	Were there any changes to the Portfolios’ portfolio management team during the Reporting Period?

A	When the Reporting Period began, David Hottmann and Patrick Ryan of Madison served as portfolio managers of the Portfolios. Effective after November 30, 2018, the GPS Team assumed day-to-day management of the Portfolios, with Raymond Chan and Christopher Lvoff becoming portfolio managers of the Portfolios. Effective February 19, 2019, Raymond Chan no longer served as a portfolio manager of the Portfolios, and Scott de Haai became a portfolio manager of the Portfolios. At the end of the Reporting Period, the portfolio managers for the Portfolios were Christopher Lvoff and Scott de Haai.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, the GPS Team emphasized three macro themes. First, we expected to see an elongated U.S. economic expansion in 2019, with U.S. economic growth slowing but remaining at above-trend levels. Second, we expected to see renewed convergence in global economic growth, should the U.S. economy slow, the European economy stabilize and emerging markets economic growth (outside of China) improve, as we anticipate. Third, we continued to see attractive opportunities in the wake of the 2018 equity market downturn. In our view, valuations and investor expectations had adjusted significantly since the start of 2018, and we were more positive about potential returns in the near term.

At the asset class level, the GPS Team was positive on equities over the medium term. We believed a slowdown in U.S. economic growth, which could eventually reduce labor market pressures, had increased the likelihood at the margin of an elongation in the U.S. economic cycle. This, along with the 2018 equity market downturn, corporate earnings growth and global economic expansion, should support equity returns, in our view. As for fixed income, we remained bearish on government bonds. (Bearish is holding a more pessimistic or conservative view of the state of a market; opposite of bullish.) In our opinion, the elongated U.S. economic cycle is likely to lead to higher yields due to Fed interest rate hikes, and we expected a path that is more hawkish than what the market was pricing in at the end of the Reporting Period. Additionally, we considered credit spreads rather wide at the end of the Reporting Period and expected to see some compression in the near term. (Credit spreads are yield differentials between corporate bonds and U.S. Treasury securities of comparable maturity.) We also thought credit spreads were likely to tighten further over the course of 2019. Finally, while we still thought emerging markets assets would likely outperform developed markets assets over the long term, deterioration in China’s economic growth has been worse than we previously expected. As a result, we decided to reduce the Portfolios’ allocation to emerging markets assets in the medium term because we believe there is increased uncertainty around the timing and magnitude of economic growth improvements for China.

FUND BASICS

Target Date 2020 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2020 (Total Return, Unhedged, USD)[2]

Class A	1.15%	-0.32%
Institutional	1.30	-0.32
Service	1.11	-0.32
Investor	1.27	-0.32
Class R	1.00	-0.32
Class R6	1.42	-0.32

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-8.78%	N/A	N/A	-1.13%	8/22/16
Institutional	-3.23	N/A	N/A	1.64	8/22/16
Service	-3.62	N/A	N/A	1.16	8/22/16
Investor	-3.37	N/A	N/A	1.50	8/22/16
Class R	-3.82	N/A	N/A	0.99	8/22/16
Class R6	-3.11	3.46%	7.57%	2.45	10/1/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.68%	1.37%
Institutional	0.29	0.98
Service	0.79	1.48
Investor	0.43	1.12
Class R	0.93	1.62
Class R6	0.27	0.97

[4]

The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at

FUND BASICS

least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs Access Investment Grade Corporate Bond ETF	33.0%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	16.7	Exchange Traded Funds
Vanguard Total International Bond ETF	15.4	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	9.4	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.3	Exchange Traded Funds
iShares TIPS Bond ETF	4.1	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.6	Exchange Traded Funds
iShares Core U.S. Aggregate Bond ETF	2.3	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	1.9	Exchange Traded Funds
Vanguard Real Estate ETF	1.7	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Bond Funds	60.8%	71.0%
Stock Funds	19.4	19.0
Foreign Stock Funds	15.2	5.9
Alternative Funds	0.0	2.0
Investment Companies	6.2	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2025 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 (Total Return, Unhedged, USD)[2]

Class A	-0.04%	-0.84%
Institutional	0.27	-0.84
Service	-0.11	-0.84
Investor	0.17	-0.84
Class R	-0.10	-0.84
Class R6	0.23	-0.84

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Class A	-9.78%	0.00%	8/22/16
Institutional	-4.11	2.80	8/22/16
Service	-4.55	2.32	8/22/16
Investor	-4.20	2.68	8/22/16
Class R	-4.71	2.16	8/22/16
Class R6	-4.05	2.83	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.67%	2.72%
Institutional	0.28	2.33
Service	0.78	2.83
Investor	0.42	2.47
Class R	0.92	2.97
Class R6	0.26	2.32

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs Access Investment Grade Corporate Bond ETF	28.0%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	21.8	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	12.2	Exchange Traded Funds
Vanguard Total International Bond ETF	11.5	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5.2	Exchange Traded Funds
iShares TIPS Bond ETF	3.7	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.5	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.2	Exchange Traded Funds
Vanguard Real Estate ETF	2.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	1.7	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Bond Funds	50.6%	53.5%
Stock Funds	25.5	30.9
Foreign Stock Funds	18.9	10.9
Alternative Funds	0.0	2.5
Investment Companies	3.0	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2030 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 (Total Return, Unhedged, USD)[2]

Class A	-0.76%	-1.38%
Institutional	-0.55	-1.38
Service	-0.73	-1.38
Investor	-0.62	-1.38
Class R	-0.88	-1.38
Class R6	-0.55	-1.38

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-10.47%	N/A	N/A	0.48%	8/22/16
Institutional	-4.95	N/A	N/A	3.38	8/22/16
Service	-5.30	N/A	N/A	2.91	8/22/16
Investor	-5.01	N/A	N/A	3.23	8/22/16
Class R	-5.46	N/A	N/A	2.72	8/22/16
Class R6	-4.84	4.43%	8.85%	3.05	10/1/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.68%	1.21%
Institutional	0.29	0.82
Service	0.79	1.32
Investor	0.43	0.96
Class R	0.93	1.46
Class R6	0.27	0.81

[4]

The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at

FUND BASICS

least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	26.7%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	23.7	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	14.5	Exchange Traded Funds
Vanguard Total International Bond ETF	7.9	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	6.2	Exchange Traded Funds
iShares TIPS Bond ETF	3.7	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.6	Exchange Traded Funds
Vanguard Real Estate ETF	2.4	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.1	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	1.9	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Bond Funds	41.9%	43.1%
Stock Funds	30.2	39.9
Foreign Stock Funds	22.6	12.5
Alternative Funds	0.0	2.5
Investment Companies	6.6	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2035 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 (Total Return, Unhedged, USD)[2]

Class A	-0.53%	-1.97%
Institutional	-0.28	-1.97
Service	-0.57	-1.97
Investor	-0.47	-1.97
Class R	-0.73	-1.97
Class R6	-0.31	-1.97

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Class A	-10.76%	0.88%	8/22/16
Institutional	-5.17	3.73	8/22/16
Service	-5.70	3.21	8/22/16
Investor	-5.26	3.58	8/22/16
Class R	-5.84	3.06	8/22/16
Class R6	-5.21	3.73	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.67%	2.62%
Institutional	0.28	2.23
Service	0.78	2.73
Investor	0.42	2.37
Class R	0.92	2.87
Class R6	0.26	2.22

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	31.2%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	18.7	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	16.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.1	Exchange Traded Funds
Vanguard Total International Bond ETF	4.7	Exchange Traded Funds
iShares TIPS Bond ETF	3.2	Exchange Traded Funds
Vanguard Real Estate ETF	2.9	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.7	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.3	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Stock Funds	36.6%	41.6%
Bond Funds	32.7	38.0
Foreign Stock Funds	26.1	15.2
Alternative Funds	0.0	3.0
Investment Companies	3.8	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2040 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 (Total Return, Unhedged, USD)[2]

Class A	-0.74%	-2.34%
Institutional	-0.62	-2.34
Service	-0.71	-2.34
Investor	-0.66	-2.34
Class R	-0.93	-2.34
Class R6	-0.61	-2.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-11.79%	N/A	N/A	0.93%	8/22/16
Institutional	-6.19	N/A	N/A	3.83	8/22/16
Service	-6.68	N/A	N/A	3.30	8/22/16
Investor	-6.35	N/A	N/A	3.64	8/22/16
Class R	-6.80	N/A	N/A	3.14	8/22/16
Class R6	-6.19	4.71%	9.34%	2.92	10/1/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.66%	1.39%
Institutional	0.27	1.00
Service	0.77	1.50
Investor	0.41	1.14
Class R	0.91	1.64
Class R6	0.25	0.99

[4]

The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the

FUND BASICS

arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	37.1%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	19.8	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	9.0	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	8.5	Exchange Traded Funds
Vanguard Real Estate ETF	3.4	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.1	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	2.6	Exchange Traded Funds
Vanguard Total International Bond ETF	2.2	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Stock Funds	43.4%	46.4%
Foreign Stock Funds	31.3	15.4
Bond Funds	19.8	33.1
Alternative Funds	0.0	3.0
Investment Companies	4.1	0.6

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2045 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 (Total Return, Unhedged, USD)[2]

Class A	-0.80%	-2.53%
Institutional	-0.64	-2.53
Service	-0.76	-2.53
Investor	-0.64	-2.53
Class R	-0.97	-2.53
Class R6	-0.58	-2.53

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Class A	-12.38%	1.11%	8/22/16
Institutional	-7.00	3.92	8/22/16
Service	-7.34	3.45	8/22/16
Investor	-7.00	3.81	8/22/16
Class R	-7.54	3.28	8/22/16
Class R6	-6.86	3.96	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.65%	2.63%
Institutional	0.26	2.24
Service	0.76	2.74
Investor	0.40	2.38
Class R	0.90	2.88
Class R6	0.24	2.23

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	40.6%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.6	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.3	Exchange Traded Funds
Vanguard Real Estate ETF	3.9	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.6	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.1	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	0.9	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Stock Funds	48.8%	49.9%
Foreign Stock Funds	36.0	16.9
Bond Funds	7.6	28.0
Alternative Funds	0.0	3.0
Investment Companies	5.7	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2050 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2050 (Total Return, Unhedged, USD)[2]

Class A	-1.70%	-2.65%
Institutional	-1.35	-2.65
Service	-1.69	-2.65
Investor	-1.50	-2.65
Class R	-1.75	-2.65
Class R6	-1.34	-2.65

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Since Inception	Inception Date

Class A	-12.87%	N/A	1.40%	8/22/16
Institutional	-7.48	N/A	4.25	8/22/16
Service	-7.87	N/A	3.76	8/22/16
Investor	-7.62	N/A	4.12	8/22/16
Class R	-8.11	N/A	3.57	8/22/16
Class R6	-7.47	4.99%	7.15	1/3/11

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.66%	1.70%
Institutional	0.27	1.31
Service	0.77	1.81
Investor	0.41	1.45
Class R	0.91	1.95
Class R6	0.25	1.30

[4]

The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at

FUND BASICS

least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	40.4%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.6	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.2	Exchange Traded Funds
Vanguard Real Estate ETF	3.9	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.5	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.5	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.0	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	0.9	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Stock Funds	48.5%	52.9%
Foreign Stock Funds	35.5	18.9
Bond Funds	7.4	23.0
Alternative Funds	0.0	3.0
Investment Companies	6.6	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2055 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 (Total Return, Unhedged, USD)[2]

Class A	-1.68%	-2.74%
Institutional	-1.62	-2.74
Service	-1.73	-2.74
Investor	-1.61	-2.74
Class R	-1.87	-2.74

Class R6	-1.55	-2.74

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Class A	-12.89%	1.86%	8/22/16
Institutional	-7.51	4.71	8/22/16
Service	-7.83	4.24	8/22/16
Investor	-7.57	4.61	8/22/16
Class R	-8.05	4.07	8/22/16

Class R6	-7.36	4.75	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.65%	2.63%
Institutional	0.26	2.24
Service	0.76	2.74
Investor	0.40	2.38
Class R	0.90	2.88
Class R6	0.24	2.23

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	41.0%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.3	Exchange Traded Funds
Vanguard Real Estate ETF	3.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.6	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.5	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.1	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	0.8	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Stock Funds	49.1%	56.4%
Foreign Stock Funds	35.6	20.4
Bond Funds	7.5	18.0
Alternative Funds	0.0	3.0
Investment Companies	5.6	0.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2060 Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2060 (Total Return, Unhedged, USD)[2]

Class A	-2.14%	-2.78%
Institutional	-1.95	-2.78
Service	-2.12	-2.78
Investor	-2.05	-2.78
Class R	-2.22	-2.78

Class R6	-1.93	-2.78

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	Since Inception	Inception Date

Class A	-12.44%	4/30/18
Institutional	-7.09	4/30/18
Service	-7.43	4/30/18
Investor	-7.19	4/30/18
Class R	-7.53	4/30/18

Class R6	-7.08	4/30/18

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.65%	9.93%
Institutional	0.26	9.54
Service	0.76	10.04
Investor	0.40	9.68
Class R	0.90	10.18
Class R6	0.24	9.53

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	40.3%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.6	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.4	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.2	Exchange Traded Funds
Vanguard Real Estate ETF	4.0	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.7	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.1	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	0.8	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2019	As of August 31, 2018

Stock Funds	48.6%	57.3%
Foreign Stock Funds	35.6	21.0
Bond Funds	7.6	14.7
Alternative Funds	0.0	2.9
Investment Companies	5.6	0.4

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Index Definitions

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. The Russell 2000® Index includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

It is not possible to invest directly in an unmanaged index.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.4%
Bond Funds – 60.8%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$90,462
48,050	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,326,821
1,511	iShares Core U.S. Aggregate Bond ETF	161,783
1,713	iShares JP Morgan USD Emerging Markets Bond ETF	186,494
2,576	iShares TIPS Bond ETF	285,627
1,487	Vanguard Long-Term Corporate Bond ETF	130,663
19,683	Vanguard Total International Bond ETF	1,079,612

		4,261,462

Foreign Stock Funds – 15.2%
9,169	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	299,184
23,492	Goldman Sachs ActiveBeta International Equity ETF(a)	655,427
1,917	iShares MSCI EAFE Small-Cap ETF	109,557

		1,064,168

Stock Funds – 19.4%
20,769	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,164,933
1,802	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	81,144
1,388	Vanguard Real Estate ETF	116,578

		1,362,655

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,493,468)		$6,688,285

Shares	Dividend Rate	Value

Investment Company(a) – 6.2%
Goldman Sachs Financial Square Government Fund – Class R6
438,076	2.395%	$438,076
(Cost $438,076)

TOTAL INVESTMENTS – 101.6%
(Cost $6,931,544)		$7,126,361

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(113,110)

NET ASSETS – 100.0%		$7,013,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/15/19	$157,550	$14,958

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares			Description		Value

Exchange Traded Funds – 95.0%
Bond Funds – 50.6%
	1,705		Goldman Sachs Access High Yield Corporate Bond ETF(a)		$82,746
	41,713		Goldman Sachs Access Investment Grade Corporate Bond ETF(a)		2,019,952
	876		iShares Core U.S. Aggregate Bond ETF		93,793
	1,673		iShares JP Morgan USD Emerging Markets Bond ETF		182,140
	2,424		iShares TIPS Bond ETF		268,773
	1,782		Vanguard Long-Term Corporate Bond ETF		156,584
	15,035		Vanguard Total International Bond ETF		824,670

					3,628,658

Foreign Stock Funds – 18.9%
	11,398		Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)		371,917
	31,262		Goldman Sachs ActiveBeta International Equity ETF(a)		872,210
	2,043		iShares MSCI EAFE Small-Cap ETF		116,757

					1,360,884

Stock Funds – 25.5%
	27,748		Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)		1,556,385
	2,633		Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)		118,564
	1,820		Vanguard Real Estate ETF		152,862

					1,827,811

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $6,626,613)				$6,817,353

Shares		Dividend Rate	Value

Investment Company(a) – 3.0%
Goldman Sachs Financial Square Government Fund – Class R6
212,957		2.395%		$212,957
(Cost $212,957)

TOTAL INVESTMENTS – 98.0%
(Cost $6,839,570)				$7,030,310

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%				145,832

NET ASSETS – 100.0%				$7,176,142

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/15/19	$157,550	$14,958

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares			Description	Value

Exchange Traded Funds – 94.7%
Bond Funds – 41.9%
	1,146		Goldman Sachs Access High Yield Corporate Bond ETF(a)		$55,617
	25,740		Goldman Sachs Access Investment Grade Corporate Bond ETF(a)		1,246,460
	346		iShares Core U.S. Aggregate Bond ETF		37,046
	1,013		iShares JP Morgan USD Emerging Markets Bond ETF		110,285
	1,762		iShares TIPS Bond ETF		195,371
	1,569		Vanguard Long-Term Corporate Bond ETF		137,868
	7,526		Vanguard Total International Bond ETF		412,801

					2,195,448

Foreign Stock Funds – 22.6%
	10,058		Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)		328,193
	27,156		Goldman Sachs ActiveBeta International Equity ETF(a)		757,652
	1,750		iShares MSCI EAFE Small-Cap ETF		100,012

					1,185,857

Stock Funds – 30.2%
	24,789		Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)		1,390,415
	1,573		Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)		70,832
	1,489		Vanguard Real Estate ETF		125,061

					1,586,308

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $4,839,263)				$4,967,613

Shares		Dividend Rate	Value

Investment Company(a) – 6.6%
Goldman Sachs Financial Square Government Fund – Class R6
346,750		2.395%		$346,750
(Cost $346,750)

TOTAL INVESTMENTS – 101.3%
(Cost $5,186,013)				$5,314,363

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%				(66,429)

NET ASSETS – 100.0%				$5,247,934

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/15/19	$157,550	$16,616

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.4%
Bond Funds – 32.7%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$81,775
27,124	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,313,480
76	iShares Core U.S. Aggregate Bond ETF	8,137
1,176	iShares JP Morgan USD Emerging Markets Bond ETF	128,031
2,020	iShares TIPS Bond ETF	223,978
2,313	Vanguard Long-Term Corporate Bond ETF	203,243
6,013	Vanguard Total International Bond ETF	329,813

		2,288,457

Foreign Stock Funds – 26.1%
15,242	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	497,346
41,773	Goldman Sachs ActiveBeta International Equity ETF(a)	1,165,467
2,824	iShares MSCI EAFE Small-Cap ETF	161,392

		1,824,205

Stock Funds – 36.6%
38,578	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,163,840
4,152	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	186,964
2,461	Vanguard Real Estate ETF	206,699

		2,557,503

TOTAL EXCHANGE TRADED FUNDS (Cost $6,468,131)		$6,670,165

Shares	Dividend Rate	Value

Investment Company(a) – 3.8%
Goldman Sachs Financial Square Government Fund – Class R6
266,615	2.395%	$266,615
(Cost $266,615)

TOTAL INVESTMENTS – 99.2%
(Cost $6,734,746)		$6,936,780

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		54,567

NET ASSETS – 100.0%		$6,991,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/15/19	$157,550	$14,958

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.5%
Bond Funds – 19.8%
3,931	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$190,777
13,838	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	670,105
862	iShares JP Morgan EM Local Currency Bond ETF	38,626
593	iShares JP Morgan USD Emerging Markets Bond ETF	64,560
1,071	iShares TIPS Bond ETF	118,752
2,586	Vanguard Long-Term Corporate Bond ETF	227,232
2,930	Vanguard Total International Bond ETF	160,710

		1,470,762

Foreign Stock Funds – 31.3%
19,435	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	634,164
52,733	Goldman Sachs ActiveBeta International Equity ETF(a)	1,471,251
3,849	iShares MSCI EAFE Small-Cap ETF	219,970

		2,325,385

Stock Funds – 43.4%
49,093	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,753,626
4,754	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	214,072
3,030	Vanguard Real Estate ETF	254,490

		3,222,188

TOTAL EXCHANGE TRADED FUNDS (Cost $6,793,463)		$7,018,335

Shares	Dividend Rate	Value

Investment Company(a) – 4.1%
Goldman Sachs Financial Square Government Fund – Class R6
307,753	2.395%	$307,753
(Cost $307,753)

TOTAL INVESTMENTS – 98.6%
(Cost $7,101,216)		$7,326,088

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		104,670

NET ASSETS – 100.0%		$7,430,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	3	03/15/19	$236,325	$28,577

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.4%
Bond Funds – 7.6%
5,298	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$257,119
1,494	iShares JP Morgan EM Local Currency Bond ETF	66,946
2,529	Vanguard Long-Term Corporate Bond ETF	222,223

		546,288

Foreign Stock Funds – 36.0%
21,421	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	698,967
59,135	Goldman Sachs ActiveBeta International Equity ETF(a)	1,649,867
4,513	iShares MSCI EAFE Small-Cap ETF	257,918

		2,606,752

Stock Funds – 48.8%
52,498	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,944,613
6,853	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	308,589
3,389	Vanguard Real Estate ETF	284,643

		3,537,845

TOTAL EXCHANGE TRADED FUNDS (Cost $6,468,807)		$6,690,885

Shares	Dividend Rate	Value

Investment Company(a) – 5.7%
Goldman Sachs Financial Square Government Fund – Class R6
413,050	2.395%	$413,050
(Cost $413,050)

TOTAL INVESTMENTS – 98.1%
(Cost $6,881,857)		$7,103,935

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		140,758

NET ASSETS – 100.0%		$7,244,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	1	03/15/19	$139,235	$5,921
E-mini Russell 2000 Index	3	03/15/19	236,325	30,061

TOTAL FUTURES CONTRACTS				$35,982

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.4%
Bond Funds – 7.4%
4,919	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$238,726
1,419	iShares JP Morgan EM Local Currency Bond ETF	63,585
2,310	Vanguard Long-Term Corporate Bond ETF	202,980

		505,291

Foreign Stock Funds – 35.5%
19,401	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	633,055
55,196	Goldman Sachs ActiveBeta International Equity ETF(a)	1,539,968
4,190	iShares MSCI EAFE Small-Cap ETF	239,458

		2,412,481

Stock Funds – 48.5%
48,964	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,746,391
6,396	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	288,011
3,147	Vanguard Real Estate ETF	264,316

		3,298,718

TOTAL EXCHANGE TRADED FUNDS (Cost $6,018,308)		$6,216,490

Shares	Dividend Rate	Value

Investment Company(a) – 6.6%
Goldman Sachs Financial Square Government Fund – Class R6
450,758	2.395%	$450,758
(Cost $450,758)

TOTAL INVESTMENTS – 98.0% (Cost $6,469,066)		$6,667,248

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		136,217

NET ASSETS – 100.0%		$6,803,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	3	03/15/19	$236,325	$27,707
S&P 500 E-Mini Index	1	03/15/19	139,235	5,708

TOTAL FUTURES CONTRACTS				$33,415

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.2%
Bond Funds – 7.5%
5,190	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$251,877
1,170	iShares JP Morgan EM Local Currency Bond ETF	52,428
2,437	Vanguard Long-Term Corporate Bond ETF	214,139

		518,444

Foreign Stock Funds – 35.6%
19,906	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	649,533
56,762	Goldman Sachs ActiveBeta International Equity ETF(a)	1,583,660
4,305	iShares MSCI EAFE Small-Cap ETF	246,030

		2,479,223

Stock Funds – 49.1%
50,791	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,848,867
6,578	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	296,206
3,233	Vanguard Real Estate ETF	271,540

		3,416,613

TOTAL EXCHANGE TRADED FUNDS (Cost $6,217,505)		$6,414,280

Shares	Dividend Rate	Value

Investment Company(a) – 5.6%
Goldman Sachs Financial Square Government Fund – Class R6
386,708	2.395%	$386,708
(Cost $386,708)

TOTAL INVESTMENTS – 97.8% (Cost $6,604,213)		$6,800,988

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		154,606

NET ASSETS – 100.0%		$6,955,594

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	3	03/15/19	$236,325	$24,241
S&P 500 E-Mini Index	1	03/15/19	139,235	5,921

TOTAL FUTURES CONTRACTS				$30,162

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.8%
Bond Funds – 7.6%
5,560	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$269,834
1,309	iShares JP Morgan EM Local Currency Bond ETF	58,656
2,533	Vanguard Long-Term Corporate Bond ETF	222,575

		551,065

Foreign Stock Funds – 35.6%
20,880	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	681,314
59,005	Goldman Sachs ActiveBeta International Equity ETF(a)	1,646,240
4,579	iShares MSCI EAFE Small-Cap ETF	261,690

		2,589,244

Stock Funds – 48.6%
52,274	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,932,048
6,838	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	307,914
3,448	Vanguard Real Estate ETF	289,597

		3,529,559

TOTAL EXCHANGE TRADED FUNDS (Cost $6,468,369)		$6,669,868

Shares	Dividend Rate	Value

Investment Company(a) – 5.6%
Goldman Sachs Financial Square Government Fund – Class R6
408,942	2.395%	$408,942
(Cost $408,942)

TOTAL INVESTMENTS – 97.4% (Cost $6,877,311)		$7,078,810

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		192,317

NET ASSETS – 100.0%		$7,271,127

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	3	03/15/19	$236,325	$24,241
S&P 500 E-Mini Index	1	03/15/19	139,235	5,821

TOTAL FUTURES CONTRACTS				$30,062

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Target Date 2020 Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $2,038,364, $1,763,937 and $1,097,230)	$2,070,314	$1,795,579	$1,118,444
Investments of affiliated issuers, at value (cost $4,893,180, $5,075,633 and $4,088,783)	5,056,047	5,234,731	4,195,919
Cash	39,520	124,713	80,243
Receivables:
Reimbursement from investment adviser	28,003	23,572	28,828
Collateral on certain derivative contracts(a)	7,810	7,810	7,810
Dividends	308	252	236
Investments sold	—	—	35,019
Portfolio shares sold	—	72	70
Other assets	51,945	51,251	52,243
Total assets	7,253,947	7,237,980	5,518,812

Liabilities:
Variation margin on futures	120	120	120
Payables:
Investments purchased	170,258	252	198,208
Management fees	977	1,008	726
Distribution and Service fees and Transfer Agency fees	251	347	354
Accrued expenses	69,090	60,111	71,470
Total liabilities	240,696	61,838	270,878

Net Assets:
Paid-in capital	7,324,580	6,872,920	2,551,581
Total distributable earnings (loss)	(311,329)	303,222	2,696,353
NET ASSETS	$7,013,251	$7,176,142	$5,247,934
Net Assets:
Class A	$50,056	$352,445	$191,861
Institutional	11,019	6,137,670	13,170
Service	10,852	11,233	156,844
Investor	990,142	457,165	1,306,163
Class R	10,813	11,192	11,429
Class R6	5,940,369	206,437	3,568,467
Total Net Assets	$7,013,251	$7,176,142	$5,247,934
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,637	34,686	21,351
Institutional	1,236	604,208	1,461
Service	1,219	1,108	17,431
Investor	111,235	45,095	145,248
Class R	1,216	1,104	1,273
Class R6	665,949	20,336	396,105
Net asset value, offering and redemption price per share:(b)
Class A	$8.88	$10.16	$8.99
Institutional	8.91	10.16	9.01
Service	8.90	10.14	9.00
Investor	8.90	10.14	8.99
Class R	8.89	10.14	8.98
Class R6	8.92	10.15	9.01

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2025 and Target Date 2030 Portfolios is $9.40, $10.75 and $9.51, respectively.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 28, 2019 (Unaudited)

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,229,387, $1,052,423 and $799,506)	$1,261,293	$1,084,340	$831,730
Investments of affiliated issuers, at value (cost $5,505,359, $6,048,793 and $6,082,351)	5,675,487	6,241,748	6,272,205
Cash	103,645	111,548	108,784
Variation margin on futures	1,120	—	—
Receivables:
Reimbursement from investment adviser	23,552	27,862	23,353
Collateral on certain derivative contracts(a)	7,810	11,715	18,315
Dividends	257	380	762
Investments sold	—	61,113	—
Portfolio shares sold	—	171	120
Other assets	51,253	51,999	51,256
Total assets	7,124,417	7,590,876	7,306,525

Liabilities:
Variation margin on futures	—	180	520
Payables:
Investments purchased	72,890	93,915	762
Management fees	989	1,044	988
Distribution and Service fees and Transfer Agency fees	376	224	335
Accrued expenses	58,815	64,755	59,227
Total liabilities	133,070	160,118	61,832

Net Assets:
Paid-in capital	6,453,319	5,017,210	6,579,610
Total distributable earnings	538,028	2,413,548	665,083
NET ASSETS	$6,991,347	$7,430,758	$7,244,693
Net Assets:
Class A	$210,478	$60,375	$120,746
Institutional	5,508,076	11,958	5,998,763
Service	11,653	11,806	11,959
Investor	981,422	686,679	722,753
Class R	11,608	11,760	11,915
Class R6	268,110	6,648,180	378,557
Total Net Assets	$6,991,347	$7,430,758	$7,244,693
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	20,498	6,934	11,667
Institutional	534,408	1,368	577,870
Service	1,133	1,353	1,154
Investor	95,524	78,705	69,741
Class R	1,129	1,351	1,152
Class R6	26,037	760,387	36,489
Net asset value, offering and redemption price per share:(b)
Class A	$10.27	$8.71	$10.35
Institutional	10.31	8.74	10.38
Service	10.29	8.73	10.37
Investor	10.27	8.72	10.36
Class R	10.28	8.70	10.34
Class R6	10.30	8.74	10.37

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2035, Target Date 2040 and Target Date 2045 Portfolios is $10.87, $9.22 and $10.95, respectively.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 28, 2019 (Unaudited)

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $742,569, $757,001 and $803,513)	$770,339	$784,137	$832,518
Investments of affiliated issuers, at value (cost $5,726,497, $5,847,212 and $6,073,798)	5,896,909	6,016,851	6,246,292
Cash	102,127	122,673	108,397
Receivables:
Reimbursement from investment adviser	26,565	23,459	32,765
Collateral on certain derivative contracts(a)	18,315	18,315	18,315
Dividends	742	723	688
Portfolio shares sold	193	36	—
Deferred offering costs	—	—	31,670
Other assets	51,669	51,221	81,914
Total assets	6,866,859	7,017,415	7,352,559

Liabilities:
Variation margin on futures	520	520	520
Payables:
Management fees	924	949	1,000
Investments purchased	742	723	688
Distribution and Service fees and Transfer Agency fees	315	316	124
Organization costs	—	—	12,000
Offering expense	—	—	40,409
Accrued expenses	60,893	59,312	26,691
Total liabilities	63,394	61,820	81,432

Net Assets:
Paid-in capital	4,945,983	6,240,287	7,158,140
Total distributable earnings	1,857,482	715,307	112,987
NET ASSETS	$6,803,465	$6,955,594	$7,271,127
Net Assets:
Class A	$326,675	$127,253	$10,225
Institutional	14,260	5,922,700	10,259
Service	12,039	12,175	10,217
Investor	909,567	595,341	10,247
Class R	11,992	12,131	10,204
Class R6	5,528,932	285,994	7,219,975
Total Net Assets	$6,803,465	$6,955,594	$7,271,127
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	33,289	12,420	1,014
Institutional	1,447	575,993	1,016
Service	1,223	1,186	1,013
Investor	92,440	58,012	1,015
Class R	1,219	1,187	1,012
Class R6	560,906	27,828	715,466
Net asset value, offering and redemption price per share:(b)
Class A	$9.81	$10.25	$10.09
Institutional	9.86	10.28	10.09
Service	9.84	10.27	10.09
Investor	9.84	10.26	10.09
Class R	9.84	10.22	10.09
Class R6	9.86	10.28	10.09

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios $10.38, $10.85 and $10.68, respectively.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Target Date 2020 Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Investment income:

Dividends — unaffiliated issuers	$276,230	$82,198	$358,309

Dividends — affiliated issuers	38,969	37,283	29,628

Interest	23	23	20

Total investment income	315,222	119,504	387,957

Expenses:

Professional fees	48,287	43,556	48,287

Custody, accounting and administrative services	37,371	28,825	36,845

Registration fees	34,845	34,002	35,144

Management fees	29,009	10,662	43,494

Printing and mailing costs	16,020	8,897	19,728

Trustee fees	13,891	13,378	14,342

Transfer Agency fees(a)	4,214	2,098	6,374

Distribution and Service fees(a)	120	263	553

Other	6,836	5,559	7,882

Total expenses	190,593	147,240	212,649

Less — expense reductions	(156,822)	(134,772)	(160,731)

Net expenses	33,771	12,468	51,918

NET INVESTMENT INCOME	281,451	107,036	336,039

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	379,514	230,599	4,279,884

Investment — affiliated issuers	(4,446)	(5,675)	578

Futures contracts	(11,414)	(11,379)	(2,535)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,768,837)	(657,429)	(7,685,451)

Investments — affiliated issuers	162,868	159,098	107,137

Futures contracts	14,958	14,958	16,616

Net realized and unrealized loss	(1,227,357)	(269,828)	(3,283,771)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(945,906)	$(162,792)	$(2,947,732)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020 Portfolio	$65	$26	$29	$47	$2	$2	$822	$10	$3,331
Target Date 2025 Portfolio	206	27	30	148	1,548	2	360	10	30
Target Date 2030 Portfolio	293	202	58	211	2	16	1,149	21	4,975

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 28, 2019 (Unaudited)

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Investment income:

Dividends — unaffiliated issuers	$71,575	$227,288	$62,495

Dividends — affiliated issuers	36,945	40,578	37,867

Interest	23	33	43

Total investment income	108,543	267,899	100,405

Expenses:

Professional fees	43,556	48,287	43,556

Registration fees	34,003	34,833	34,003

Custody, accounting and administrative services	28,417	35,911	28,043

Trustee fees	13,393	13,960	13,393

Management fees	11,107	31,433	11,257

Printing and mailing costs	8,969	16,361	8,931

Transfer Agency fees(a)	2,490	4,304	2,326

Distribution and Service fees(a)	219	160	241

Other	5,586	6,925	5,587

Total expenses	147,740	192,174	147,337

Less — expense reductions	(134,458)	(155,819)	(134,134)

Net expenses	13,282	36,355	13,203

NET INVESTMENT INCOME	95,261	231,544	87,202

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	529,939	3,250,004	618,541

Investment — affiliated issuers	(2,811)	(1,280)	(5,573)

Futures contracts	(11,374)	(10,186)	(8,230)

Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(1,076,084)	(5,795,075)	(1,242,322)

Investments — affiliated issuers	170,128	192,955	189,854

Futures contracts	14,958	28,577	35,982

Net realized and unrealized loss	(375,244)	(2,335,005)	(411,748)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(279,983)	$(2,103,461)	$(324,546)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2035 Portfolio	$163	$28	$28	$117	$1,511	$2	$808	$10	$42
Target Date 2040 Portfolio	63	28	69	45	2	2	568	25	3,662
Target Date 2045 Portfolio	134	29	78	96	1,583	2	571	28	46

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 28, 2019 (Unaudited)

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Investment income:

Dividends — unaffiliated issuers	$132,478	$58,758	$30,081

Dividends — affiliated issuers	36,317	35,707	37,068

Interest	32	37	37

Total investment income	168,827	94,502	67,186

Expenses:

Professional fees	48,287	43,656	29,657

Registration fees	34,565	34,030	34,169

Custody, accounting and administrative services	31,381	28,159	10,007

Management fees	20,732	11,100	7,640

Printing and mailing costs	13,919	9,101	9,137

Trustee fees	13,667	13,396	13,980

Transfer Agency fees(a)	3,304	2,234	940

Distribution and Service fees(a)	352	247	61

Amortization of offering costs	—	—	93,972

Other	6,186	5,592	6,199

Total expenses	172,393	147,515	205,762

Less — expense reductions	(148,003)	(134,506)	(198,171)

Net expenses	24,390	13,009	7,591

NET INVESTMENT INCOME	144,437	81,493	59,595

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	2,290,126	745,957	(79,013)

Investment — affiliated issuers	(7,810)	(9,208)	(10,577)

Futures contracts	(8,390)	(9,205)	(9,803)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(4,015,527)	(1,455,210)	(171,987)

Investments — affiliated issuers	170,412	169,639	172,494

Futures contracts	33,415	30,162	30,062

Net realized and unrealized loss	(1,537,774)	(527,865)	(68,824)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,393,337)	$(446,372)	$(9,229)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	$294	$29	$29	$211	$2	$2	$757	$11	$2,321
Target Date 2055 Portfolio	145	30	72	105	1,601	2	471	26	29
Target Date 2060 Portfolio	12	25	24	9	2	2	9	9	909

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date 2020 Portfolio			Target Date 2025 Portfolio
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:
Net investment income	$281,451	$922,532		$107,036	$215,078
Net realized gain	363,654	1,440,945		213,545	290,566
Net change in unrealized gain (loss)	(1,591,011)	(833,541)		(483,373)	119,284
Net increase (decrease) in net assets resulting from operations	(945,906)	1,529,936		(162,792)	624,928

Distributions to shareholders:
From distributable earnings:
Class A Shares	(3,345)	(1,372	)(a)	(10,582)	(782	)(a)
Institutional Shares	(710)	(919	)(a)	(431,780)	(323,174	)(a)
Service Shares	(650)	(866	)(a)	(744)	(272	)(a)
Investor Shares	(60,097)	(72,508	)(a)	(29,361)	(10,108	)(a)
Class R Shares	(734)	(852	)(a)	(724)	(256	)(a)
Class R6 Shares	(2,212,945)	(4,069,371	)(a)	(13,097)	(2,790	)(a)
Total distributions to shareholders	(2,278,481)	(4,145,888)		(486,288)	(337,382)

From share transactions:
Proceeds from sales of shares	5,357,592	3,009,932		340,194	811,765
Reinvestment of distributions	2,278,481	4,145,888		486,288	337,382
Cost of shares redeemed	(43,284,122)	(6,614,042)		(4,415,896)	(850,266)
Net increase (decrease) in net assets resulting from share transactions	(35,648,049)	541,778		(3,589,414)	298,881
TOTAL INCREASE (DECREASE)	(38,872,436)	(2,074,174)		(4,238,494)	586,427

Net assets:(b)
Beginning of period	45,885,687	47,959,861		11,414,636	10,828,209
End of period	$7,013,251	$45,885,687		$7,176,142	$11,414,636

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020 Portfolio	$(282)	$(211)	$(159)	$(16,543)	$(145)	$(936,697)
Target Date 2025 Portfolio	(375)	(190,671)	(139)	(5,981)	(123)	(1,700)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020 Portfolio	$(1,090)	$(708)	$(707)	$(55,965)	$(707)	$(3,132,674)
Target Date 2025 Portfolio	(407)	(132,503)	(133)	(4,127)	(133)	(1,090)

(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $456,433 and $109,700 for the Target Date 2020 and Target Date 2025 Portfolios, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2030 Portfolio			Target Date 2035 Portfolio
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:
Net investment income	$336,039	$1,442,870		$95,261	$223,673
Net realized gain	4,277,927	2,712,074		515,754	320,714
Net change in unrealized gain (loss)	(7,561,698)	1,247,578		(890,998)	377,089
Net increase (decrease) in net assets resulting from operations	(2,947,732)	5,402,522		(279,983)	921,476

Distributions to shareholders:
From distributable earnings:
Class A Shares	(20,039)	(24,977	)(a)	(11,723)	(850	)(a)
Institutional Shares	(812)	(1,342	)(a)	(479,189)	(363,258	)(a)
Service Shares	(2,304)	(1,286	)(a)	(968)	(311	)(a)
Investor Shares	(86,376)	(166,064	)(a)	(81,425)	(22,720	)(a)
Class R Shares	(1,772)	(2,878	)(a)	(955)	(296	)(a)
Class R6 Shares	(4,054,743)	(8,948,382	)(a)	(23,390)	(3,059	)(a)
Total distributions to shareholders	(4,166,046)	(9,144,929)		(597,650)	(390,494)

From share transactions:
Proceeds from sales of shares	3,168,665	4,794,234		314,993	1,191,837
Reinvestment of distributions	4,166,046	9,144,928		597,650	390,494
Cost of shares redeemed	(71,669,806)	(9,436,035)		(5,532,302)	(772,931)
Net increase (decrease) in net assets resulting from share transactions	(64,335,095)	4,503,127		(4,619,659)	809,400
TOTAL INCREASE (DECREASE)	(71,448,873)	760,720		(5,497,292)	1,340,382

Net assets:(b)
Beginning of period	76,696,807	75,936,087		12,488,639	11,148,257
End of period	$5,247,934	$76,696,807		$6,991,347	$12,488,639

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2030 Portfolio	$(3,123)	$(204)	$(150)	$(25,079)	$(332)	$(1,365,572)
Target Date 2035 Portfolio	(389)	(188,851)	(136)	(11,788)	(120)	(1,665)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2030 Portfolio	$(21,854)	$(1,138)	$(1,136)	$(140,985)	$(2,546)	$(7,582,810)
Target Date 2035 Portfolio	(461)	(174,407)	(175)	(10,932)	(176)	(1,394)

(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $721,043 and $112,191 for the Target Date 2030 and Target Date 2035 Portfolios, respectively as of August 31, 2018.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2040 Portfolio			Target Date 2045 Portfolio
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:
Net investment income	$231,544	$926,680		$87,202	$221,731
Net realized gain	3,238,538	2,439,258		604,738	426,539
Net change in unrealized gain (loss)	(5,573,543)	819,690		(1,016,486)	432,827
Net increase (decrease) in net assets resulting from operations	(2,103,461)	4,185,628		(324,546)	1,081,097

Distributions to shareholders:
From distributable earnings:
Class A Shares	(3,694)	(2,658	)(a)	(10,785)	(3,096	)(a)
Institutional Shares	(904)	(1,557	)(a)	(588,234)	(415,824	)(a)
Service Shares	(840)	(1,501	)(a)	(1,126)	(364	)(a)
Investor Shares	(48,648)	(69,327	)(a)	(66,026)	(15,749	)(a)
Class R Shares	(2,512)	(3,557	)(a)	(3,843)	(1,025	)(a)
Class R6 Shares	(3,240,146)	(6,631,513	)(a)	(32,290)	(3,031	)(a)
Total distributions to shareholders	(3,296,744)	(6,710,113)		(702,304)	(439,089)

From share transactions:
Proceeds from sales of shares	6,115,852	2,240,301		257,554	919,531
Reinvestment of distributions	3,296,744	6,710,113		702,304	439,087
Cost of shares redeemed	(46,746,206)	(5,356,520)		(5,189,960)	(811,250)
Net increase (decrease) in net assets resulting from share transactions	(37,333,610)	3,593,894		(4,230,102)	547,368
TOTAL INCREASE (DECREASE)	(42,733,815)	1,069,409		(5,256,952)	1,189,376

Net assets:(b)
Beginning of period	50,164,573	49,095,164		12,501,645	11,312,269
End of period	$7,430,758	$50,164,573		$7,244,693	$12,501,645

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2040 Portfolio	$(317)	$(208)	$(154)	$(9,199)	$(369)	$(890,648)
Target Date 2045 Portfolio	(1,331)	(191,700)	(139)	(7,286)	(390)	(1,489)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2040 Portfolio	$(2,341)	$(1,349)	$(1,347)	$(60,128)	$(3,188)	$(5,740,865)
Target Date 2045 Portfolio	(1,765)	(224,124)	(225)	(8,463)	(635)	(1,542)

(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $461,837 and $109,812 for the Target Date 2040 and Target Date 2045 Portfolios, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio			Target Date 2055 Portfolio
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:
Net investment income	$144,437	$539,105		$81,493	$221,054
Net realized gain	2,273,926	1,186,611		727,544	511,715
Net change in unrealized gain (loss)	(3,811,700)	1,058,332		(1,255,409)	517,717
Net increase (decrease) in net assets resulting from operations	(1,393,337)	2,784,048		(446,372)	1,250,486

Distributions to shareholders:
From distributable earnings:
Class A Shares	(15,098)	(7,281	)(a)	(13,894)	(3,564	)(a)
Institutional Shares	(872)	(913	)(a)	(697,581)	(476,510	)(a)
Service Shares	(751)	(856	)(a)	(1,388)	(423	)(a)
Investor Shares	(58,460)	(62,421	)(a)	(64,947)	(12,994	)(a)
Class R Shares	(734)	(841	)(a)	(4,246)	(1,218	)(a)
Class R6 Shares	(1,765,302)	(2,160,926	)(a)	(22,950)	(2,400	)(a)
Total distributions to shareholders	(1,841,217)	(2,233,238)		(805,006)	(497,109)

From share transactions:
Proceeds from sales of shares	5,573,991	4,089,517		255,702	573,293
Reinvestment of distributions	1,841,217	2,233,238		805,006	497,109
Cost of shares redeemed	(27,943,351)	(2,700,388)		(5,503,358)	(654,371)
Net increase (decrease) in net assets resulting from share transactions	(20,528,143)	3,622,367		(4,442,650)	416,031
TOTAL INCREASE (DECREASE)	(23,762,697)	4,173,177		(5,694,028)	1,169,408

Net assets:(b)
Beginning of period	30,566,162	26,392,985		12,649,622	11,480,214
End of period	$6,803,465	$30,566,162		$6,955,594	$12,649,622

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	$(1,493)	$(200)	$(144)	$(13,606)	$(127)	$(474,938)
Target Date 2055 Portfolio	(1,292)	(193,278)	(139)	(5,284)	(440)	(1,022)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	$(5,788)	$(713)	$(712)	$(48,815)	$(714)	$(1,685,988)
Target Date 2055 Portfolio	(2,272)	(283,232)	(284)	(7,710)	(778)	(1,378)

(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $263,044 and $108,193 for the Target Date 2050 and Target Date 2055 Portfolios, respectively as of August 31, 2018.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2060 Portfolio
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018(a)
From operations:

Net investment income	$59,595	$31,893

Net realized loss	(99,393)	(2,528)

Net change in unrealized gain	30,569	200,992

Net increase (decrease) in net assets resulting from operations	(9,229)	230,357

Distributions to shareholders:

From distributable earnings:

Class A Shares	(125)	—

Institutional Shares	(151)	—

Service Shares	(118)	—

Investor Shares	(142)	—

Class R Shares	(108)	—

Class R6 Shares	(107,558)	—

Total distributions to shareholders	(108,202)	—

From share transactions:

Proceeds from sales of shares	2,049,999	5,000,010

Reinvestment of distributions	108,202	—

Cost of shares redeemed	—	(10)

Net increase in net assets resulting from share transactions	2,158,201	5,000,000

TOTAL INCREASE	2,040,770	5,230,357

Net assets:(b)

Beginning of period	5,230,357	—

End of period	$7,271,127	$5,230,357

(a)	Commenced operations on April 30, 2018.
(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $31,954 for the Target Date 2060 Portfolio as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.38		$9.93	$9.90		$10.05

Net investment income(a)	0.12		0.14	0.10		0.02

Net realized and unrealized gain (loss)	(0.04)		0.14	0.47		(0.17)

Total from investment operations	0.08		0.28	0.57		(0.15)

Distributions to shareholders from net investment income	(0.21)		(0.16)	(0.16)		—

Distributions to shareholders from net realized gains	(0.37)		(0.67)	(0.38)		—

Total distributions	(0.58)		(0.83)	(0.54)		—

Net asset value, end of period	$8.88		$9.38	$9.93		$9.90

Total return(b)	1.15%		2.89%	6.06%		(1.49)%

Net assets, end of period (in 000s)	$50		$57	$16		$10

Ratio of net expenses to average net assets(c)	0.67	%(d)	0.70%	0.72	%(d)	0.74	%(d)

Ratio of total expenses to average net assets(c)	3.98	%(d)	1.31%	1.26	%(d)	3.01	%(d)

Ratio of net investment income to average net assets	2.63	%(d)	1.45%	1.21	%(d)	0.94	%(d)

Portfolio turnover rate(e)	119%		200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.42		$9.96	$9.91		$10.05

Net investment income(a)	0.13		0.18	0.13		0.03

Net realized and unrealized gain (loss)	(0.03)		0.14	0.48		(0.17)

Total from investment operations	0.10		0.32	0.61		(0.14)

Distributions to shareholders from net investment income	(0.24)		(0.19)	(0.18)		—

Distributions to shareholders from net realized gains	(0.37)		(0.67)	(0.38)		—

Total distributions	(0.61)		(0.86)	(0.56)		—

Net asset value, end of period	$8.91		$9.42	$9.96		$9.91

Total return(b)	1.30%		3.33%	6.42%		(1.39)%

Net assets, end of period (in 000s)	$11		$11	$10		$10

Ratio of net expenses to average net assets(c)	0.27	%(d)	0.30%	0.32	%(d)	0.34	%(d)

Ratio of total expenses to average net assets(c)	3.54	%(d)	0.81%	0.96	%(d)	2.61	%(d)

Ratio of net investment income to average net assets	2.90	%(d)	1.93%	1.66	%(d)	1.34	%(d)

Portfolio turnover rate(e)	119%		200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.38		$9.93	$9.90		$10.05

Net investment income(a)	0.11		0.14	0.09		0.02

Net realized and unrealized gain (loss)	(0.03)		0.12	0.48		(0.17)

Total from investment operations	0.08		0.26	0.57		(0.15)

Distributions to shareholders from net investment income	(0.19)		(0.14)	(0.16)		—

Distributions to shareholders from net realized gains	(0.37)		(0.67)	(0.38)		—

Total distributions	(0.56)		(0.81)	(0.54)		—

Net asset value, end of period	$8.90		$9.38	$9.93		$9.90

Total return(b)	1.11%		2.73%	6.02%		(1.49)%

Net assets, end of period (in 000s)	$11		$11	$10		$10

Ratio of net expenses to average net assets(c)	0.77	%(d)	0.80%	0.82	%(d)	0.84	%(d)

Ratio of total expenses to average net assets(c)	4.04	%(d)	1.31%	1.46	%(d)	3.11	%(d)

Ratio of net investment income to average net assets	2.40	%(d)	1.43%	1.16	%(d)	0.84	%(d)

Portfolio turnover rate(e)	119%		200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.40		$9.95	$9.91		$10.05

Net investment income(a)	0.12		0.17	0.09		0.02

Net realized and unrealized gain (loss)	(0.03)		0.13	0.50		(0.16)

Total from investment operations	0.09		0.30	0.59		(0.14)

Distributions to shareholders from net investment income	(0.22)		(0.18)	(0.17)		—

Distributions to shareholders from net realized gains	(0.37)		(0.67)	(0.38)		—

Total distributions	(0.59)		(0.85)	(0.55)		—

Net asset value, end of period	$8.90		$9.40	$9.95		$9.91

Total return(b)	1.27%		3.19%	6.26%		(1.39)%

Net assets, end of period (in 000s)	$990		$894	$323		$10

Ratio of net expenses to average net assets(c)	0.42	%(d)	0.45%	0.46	%(d)	0.48	%(d)

Ratio of total expenses to average net assets(c)	3.74	%(d)	0.97%	1.07	%(d)	2.75	%(d)

Ratio of net investment loss to average net assets	2.74	%(d)	1.78%	1.08	%(d)	1.19	%(d)

Portfolio turnover rate(e)	119%		200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.37		$9.92	$9.90		$10.05

Net investment income(a)	0.10		0.12	0.08		0.01

Net realized and unrealized gain (loss)	(0.03)		0.13	0.47		(0.16)

Total from investment operations	0.07		0.25	0.55		(0.15)

Distributions to shareholders from net investment income	(0.18)		(0.13)	(0.15)		—

Distributions to shareholders from net realized gains	(0.37)		(0.67)	(0.38)		—

Total distributions	(0.55)		(0.80)	(0.53)		—

Net asset value, end of period	$8.89		$9.37	$9.92		$9.90

Total return(b)	1.00%		2.61%	5.86%		(1.49)%

Net assets, end of period (in 000s)	$11		$12	$10		$10

Ratio of net expenses to average net assets(c)	0.92	%(d)	0.94%	0.97	%(d)	0.98	%(d)

Ratio of total expenses to average net assets(c)	4.10	%(d)	1.45%	1.61	%(d)	3.25	%(d)

Ratio of net investment income to average net assets	2.34	%(d)	1.29%	1.01	%(d)	0.69	%(d)

Portfolio turnover rate(e)	119%		200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
						2016	2015
Per Share Data

Net asset value, beginning of period	$9.42		$9.96	$9.91		$10.07	$10.00	$10.00

Net investment income(a)	0.11		0.19	0.14		0.18	0.16	0.03

Net realized and unrealized gain (loss)	—		0.13	0.47		0.16	0.10	(0.03)

Total from investment operations	0.11		0.32	0.61		0.34	0.26	—

Distributions to shareholders from net investment income	(0.24)		(0.19)	(0.18)		(0.17)	(0.09)	—

Distributions to shareholders from net realized gains	(0.37)		(0.67)	(0.38)		(0.33)	(0.10)	—

Total distributions	(0.61)		(0.86)	(0.56)		(0.50)	(0.19)	—

Net asset value, end of period	$8.92		$9.42	$9.96		$9.91	$10.07	$10.00

Total return(b)	1.42%		3.33%	6.42%		3.65%	2.61%	—%

Net assets, end of period (in 000s)	$5,940		$44,900	$47,589		$53,671	$53,619	$61,964

Ratio of net expenses to average net assets(c)	0.28	%(d)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)

Ratio of total expenses to average net assets(c)	1.55	%(d)	0.80%	0.94	%(d)	0.76%	0.30%	0.32	%(d)

Ratio of net investment income to average net assets	2.41	%(d)	1.95%	1.69	%(d)	1.79%	1.46%	1.82	%(d)

Portfolio turnover rate(e)	119%		200%	189%		204%	207%	48%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$10.93		$10.61	$9.82		$10.00

Net investment income(b)	0.10		0.15	0.12		0.02

Net realized and unrealized gain (loss)	(0.15)		0.42	0.75		(0.20)

Total from investment operations	(0.05)		0.57	0.87		(0.18)

Distributions to shareholders from net investment income	(0.29)		(0.12)	(0.08)		—

Distributions to shareholders from net realized gains	(0.43)		(0.13)	—		—

Total distributions	(0.72)		(0.25)	(0.08)		—

Net asset value, end of period	$10.16		$10.93	$10.61		$9.82

Total return(c)	(0.04)%		5.42%	8.77%		(1.70)%

Net assets, end of period (in 000s)	$352		$152	$75		$10

Ratio of net expenses to average net assets(d)	0.66	%(e)	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.21	%(e)	2.54%	4.54	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	2.01	%(e)	1.42%	1.39	%(e)	1.01	%(e)

Portfolio turnover rate(f)	129%		177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$10.93		$10.65	$9.83		$10.00

Net investment income(b)	0.13		0.20	0.14		0.03

Net realized and unrealized gain (loss)	(0.15)		0.40	0.76		(0.20)

Total from investment operations	(0.02)		0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.32)		(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.43)		(0.13)	—		—

Total distributions	(0.75)		(0.32)	(0.08)		—

Net asset value, end of period	$10.16		$10.93	$10.65		$9.83

Total return(c)	0.27%		5.70%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$6,138		$10,655	$10,687		$9,783

Ratio of net expenses to average net assets(d)	0.28	%(e)	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.40	%(e)	2.18%	3.92	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.52	%(e)	1.90%	1.69	%(e)	1.42	%(e)

Portfolio turnover rate(f)	129%		177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$10.90		$10.62	$9.82		$10.00

Net investment income(b)	0.11		0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.17)		0.40	0.76		(0.20)

Total from investment operations	(0.06)		0.55	0.86		(0.18)

Distributions to shareholders from net investment income	(0.27)		(0.14)	(0.06)		—

Distributions to shareholders from net realized gains	(0.43)		(0.13)	—		—

Total distributions	(0.70)		(0.27)	(0.06)		—

Net asset value, end of period	$10.14		$10.90	$10.62		$9.82

Total return(c)	(0.11)%		5.22%	8.83%		(1.80)%

Net assets, end of period (in 000s)	$11		$11	$11		$10

Ratio of net expenses to average net assets(d)	0.76	%(e)	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.21	%(e)	2.65%	4.40	%(e)	4.32	%(e)

Ratio of net investment income to average net assets	2.15	%(e)	1.40%	1.20	%(e)	0.91	%(e)

Portfolio turnover rate(f)	129%		177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$10.91		$10.64	$9.83		$10.00

Net investment income(b)	0.13		0.19	0.12		0.02

Net realized and unrealized gain (loss)	(0.16)		0.40	0.76		(0.19)

Total from investment operations	(0.03)		0.59	0.88		(0.17)

Distributions to shareholders from net investment income	(0.31)		(0.19)	(0.07)		—

Distributions to shareholders from net realized gains	(0.43)		(0.13)	—		—

Total distributions	(0.74)		(0.32)	(0.07)		—

Net asset value, end of period	$10.14		$10.91	$10.64		$9.83

Total return(c)	0.17%		5.59%	9.06%		(1.70)%

Net assets, end of period (in 000s)	$457		$373	$35		$10

Ratio of net expenses to average net assets(d)	0.41	%(e)	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.93	%(e)	2.30%	5.20	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.49	%(e)	1.74%	1.37	%(e)	1.27	%(e)

Portfolio turnover rate(f)	129%		177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	` Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$10.88		$10.61	$9.82		$10.00

Net investment income(b)	0.10		0.14	0.09		0.01

Net realized and unrealized gain (loss)	(0.15)		0.38	0.76		(0.19)

Total from investment operations	(0.05)		0.52	0.85		(0.18)

Distributions to shareholders from net investment income	(0.26)		(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.43)		(0.13)	—		—

Total distributions	(0.69)		(0.25)	(0.06)		—

Net asset value, end of period	$10.14		$10.88	$10.61		$9.82

Total return(c)	(0.10)%		4.98%	8.67%		(1.80)%

Net assets, end of period (in 000s)	$11		$11	$11		$10

Ratio of net expenses to average net assets(d)	0.91	%(e)	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.23	%(e)	2.80%	4.54	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	2.00	%(e)	1.26%	1.06	%(e)	0.77	%(e)

Portfolio turnover rate(f)	129%		177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$10.93		$10.65	$9.83		$10.00

Net investment income(b)	0.13		0.20	0.14		0.03

Net realized and unrealized gain (loss)	(0.15)		0.40	0.76		(0.20)

Total from investment operations	(0.02)		0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.33)		(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.43)		(0.13)	—		—

Total distributions	(0.76)		(0.32)	(0.08)		—

Net asset value, end of period	$10.15		$10.93	$10.65		$9.83

Total return(c)	0.23%		5.73%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$206		$213	$11		$10

Ratio of net expenses to average net assets(d)	0.25	%(e)	0.28%	0.31	%(e)	0.33	%(e)

Ratio of total expenses to average net assets(d)	3.64	%(e)	2.14%	3.95	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	2.58	%(e)	1.85%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	129%		177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.68		$10.22	$9.74		$9.93

Net investment income(a)	0.07		0.13	0.08		0.02

Net realized and unrealized gain (loss)	(0.16)		0.54	0.90		(0.21)

Total from investment operations	(0.09)		0.67	0.98		(0.19)

Distributions to shareholders from net investment income	(0.16)		(0.14)	(0.18)		—

Distributions to shareholders from net realized gains	(0.44)		(1.07)	(0.32)		—

Total distributions	(0.60)		(1.21)	(0.50)		—

Net asset value, end of period	$8.99		$9.68	$10.22		$9.74

Total return(b)	(0.76)%		6.93%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$192		$362	$205		$10

Ratio of net expenses to average net assets(c)	0.69	%(d)	0.70%	0.72	%(d)	0.74	%(d)

Ratio of total expenses to average net assets(c)	3.35	%(d)	0.86%	0.99	%(d)	2.33	%(d)

Ratio of net investment income to average net assets	1.43	%(d)	1.34%	0.99	%(d)	1.01	%(d)

Portfolio turnover rate(e)	70%		156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.72		$10.26	$9.75		$9.93

Net investment income(a)	0.11		0.18	0.14		0.03

Net realized and unrealized gain (loss)	(0.19)		0.52	0.88		(0.21)

Total from investment operations	(0.08)		0.70	1.02		(0.18)

Distributions to shareholders from net investment income	(0.19)		(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.44)		(1.07)	(0.32)		—

Total distributions	(0.63)		(1.24)	(0.51)		—

Net asset value, end of period	$9.01		$9.72	$10.26		$9.75

Total return(b)	(0.55)%		7.29%	10.87%		(1.81)%

Net assets, end of period (in 000s)	$13		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.27	%(d)	0.31%	0.31	%(d)	0.34	%(d)

Ratio of total expenses to average net assets(c)	4.73	%(d)	0.49%	0.75	%(d)	1.93	%(d)

Ratio of net investment income to average net assets	2.38	%(d)	1.84%	1.69	%(d)	1.41	%(d)

Portfolio turnover rate(e)	70%		156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.68		$10.23	$9.74		$9.93

Net investment income(a)	0.11		0.13	0.10		0.02

Net realized and unrealized gain (loss)	(0.20)		0.52	0.88		(0.21)

Total from investment operations	(0.09)		0.65	0.98		(0.19)

Distributions to shareholders from net investment income	(0.15)		(0.13)	(0.17)		—

Distributions to shareholders from net realized gains	(0.44)		(1.07)	(0.32)		—

Total distributions	(0.59)		(1.20)	(0.49)		—

Net asset value, end of period	$9.00		$9.68	$10.23		$9.74

Total return(b)	(0.73)%		6.71%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$157		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.76	%(d)	0.81%	0.82	%(d)	0.83	%(d)

Ratio of total expenses to average net assets(c)	8.08	%(d)	0.99%	1.26	%(d)	2.43	%(d)

Ratio of net investment income to average net assets	2.59	%(d)	1.34%	1.19	%(d)	0.92	%(d)

Portfolio turnover rate(e)	70%		156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.69		$10.25	$9.75		$9.93

Net investment income(a)	0.10		0.16	0.11		0.02

Net realized and unrealized gain (loss)	(0.18)		0.52	0.90		(0.20)

Total from investment operations	(0.08)		0.68	1.01		(0.18)

Distributions to shareholders from net investment income	(0.18)		(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.44)		(1.07)	(0.32)		—

Total distributions	(0.62)		(1.24)	(0.51)		—

Net asset value, end of period	$8.99		$9.69	$10.25		$9.75

Total return(b)	(0.62)%		7.06%	10.71%		(1.81)%

Net assets, end of period (in 000s)	$1,306		$1,330	$625		$10

Ratio of net expenses to average net assets(c)	0.42	%(d)	0.45%	0.46	%(d)	0.48	%(d)

Ratio of total expenses to average net assets(c)	4.75	%(d)	0.64%	0.82	%(d)	2.08	%(d)

Ratio of net investment loss to average net assets	2.27	%(d)	1.69%	1.30	%(d)	1.27	%(d)

Portfolio turnover rate(e)	70%		156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.66		$10.22	$9.74		$9.93

Net investment income(a)	0.10		0.12	0.09		0.02

Net realized and unrealized gain (loss)	(0.20)		0.51	0.88		(0.21)

Total from investment operations	(0.10)		0.63	0.97		(0.19)

Distributions to shareholders from net investment income	(0.14)		(0.12)	(0.17)		—

Distributions to shareholders from net realized gains	(0.44)		(1.07)	(0.32)		—

Total distributions	(0.58)		(1.19)	(0.49)		—

Net asset value, end of period	$8.98		$9.66	$10.22		$9.74

Total return(b)	(0.88)%		6.59%	10.30%		(1.91)%

Net assets, end of period (in 000s)	$11		$30	$23		$10

Ratio of net expenses to average net assets(c)	0.93	%(d)	0.95%	0.97	%(d)	0.98	%(d)

Ratio of total expenses to average net assets(c)	4.57	%(d)	1.14%	1.28	%(d)	2.57	%(d)

Ratio of net investment income to average net assets	2.12	%(d)	1.19%	1.04	%(d)	0.77	%(d)

Portfolio turnover rate(e)	70%		156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
						2016	2015
Per Share Data

Net asset value, beginning of period	$9.72		$10.26	$9.75		$9.97	$9.99	$10.00

Net investment income(a)	0.09		0.18	0.14		0.19	0.15	0.03

Net realized and unrealized gain (loss)	(0.17)		0.52	0.88		0.11	0.12	(0.04)

Total from investment operations	(0.08)		0.70	1.02		0.30	0.27	(0.01)

Distributions to shareholders from net investment income	(0.19)		(0.17)	(0.19)		(0.17)	(0.09)	—

Distributions to shareholders from net realized gains	(0.44)		(1.07)	(0.32)		(0.35)	(0.20)	—

Total distributions	(0.63)		(1.24)	(0.51)		(0.52)	(0.29)	—

Net asset value, end of period	$9.01		$9.72	$10.26		$9.75	$9.97	$9.99

Total return(b)	(0.55)%		7.30%	10.88%		3.23%	2.76%	(0.10)%

Net assets, end of period (000s)	$3,568		$74,952	$75,061		$74,224	$79,007	$82,852

Ratio of net expenses to average net assets(c)	0.29	%(d)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)

Ratio of total expenses to average net assets(c)	1.05	%(d)	0.50%	0.76	%(d)	0.62%	0.30%	0.32	%(d)

Ratio of net investment income to average net assets	1.92	%(d)	1.86%	1.72	%(d)	1.91%	1.49%	1.87	%(d)

Portfolio turnover rate(e)	70%		156%	143%		176%	156%	44%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.34		$10.85	$9.81		$10.00

Net investment income(b)	0.09		0.17	0.10		0.02

Net realized and unrealized gain (loss)	(0.21)		0.63	1.01		(0.21)

Total from investment operations	(0.12)		0.80	1.11		(0.19)

Distributions to shareholders from net investment income	(0.30)		(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.65)		(0.17)	—		—

Total distributions	(0.95)		(0.31)	(0.07)		—

Net asset value, end of period	$10.27		$11.34	$10.85		$9.81

Total return(c)	(0.53)%		7.54%	11.39%		(1.90)%

Net assets, end of period (in 000s)	$210		$107	$29		$10

Ratio of net expenses to average net assets(d)	0.66	%(e)	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.26	%(e)	2.31%	4.28	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.66	%(e)	1.57%	1.11	%(e)	1.03	%(e)

Portfolio turnover rate(f)	123%		139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.37		$10.87	$9.81		$10.00

Net investment income(b)	0.11		0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.21)		0.65	1.00		(0.22)

Total from investment operations	(0.10)		0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.31)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.65)		(0.17)	—		—

Total distributions	(0.96)		(0.36)	(0.09)		—

Net asset value, end of period	$10.31		$11.37	$10.87		$9.81

Total return(c)	(0.28)%		8.02%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$5,508		$11,139	$10,911		$9,765

Ratio of net expenses to average net assets(d)	0.28	%(e)	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.23	%(e)	2.05%	3.86	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.15	%(e)	1.85%	1.69	%(e)	1.44	%(e)

Portfolio turnover rate(f)	123%		139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.33		$10.84	$9.80		$10.00

Net investment income(b)	0.09		0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.21)		0.64	1.01		(0.22)

Total from investment operations	(0.12)		0.79	1.11		(0.20)

Distributions to shareholders from net investment income	(0.27)		(0.13)	(0.07)		—

Distributions to shareholders from net realized gains	(0.65)		(0.17)	—		—

Total distributions	(0.92)		(0.30)	(0.07)		—

Net asset value, end of period	$10.29		$11.33	$10.84		$9.80

Total return(c)	(0.57)%		7.44%	11.36%		(2.00)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(d)	0.76	%(e)	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.17	%(e)	2.53%	4.34	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.76	%(e)	1.35%	1.20	%(e)	0.94	%(e)

Portfolio turnover rate(f)	123%		139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.34		$10.86	$9.81		$10.00

Net investment income(b)	0.11		0.19	0.08		0.02

Net realized and unrealized gain (loss)	(0.22)		0.64	1.05		(0.21)

Total from investment operations	(0.11)		0.83	1.13		(0.19)

Distributions to shareholders from net investment income	(0.31)		(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.65)		(0.17)	—		—

Total distributions	(0.96)		(0.35)	(0.08)		—

Net asset value, end of period	$10.27		$11.34	$10.86		$9.81

Total return(c)	(0.47)%		7.82%	11.59%		(1.90)%

Net assets, end of period (in 000s)	$981		$890	$152		$10

Ratio of net expenses to average net assets(d)	0.41	%(e)	0.44%	0.45	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.85	%(e)	2.18%	7.23	%(e)	3.97	%(e)

Ratio of net investment loss to average net assets	2.11	%(e)	1.71%	0.89	%(e)	1.29	%(e)

Portfolio turnover rate(f)	123%		139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.32		$10.83	$9.80		$10.00

Net investment income(b)	0.08		0.13	0.09		0.02

Net realized and unrealized gain (loss)	(0.22)		0.65	1.00		(0.22)

Total from investment operations	(0.14)		0.78	1.09		(0.20)

Distributions to shareholders from net investment income	(0.25)		(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.65)		(0.17)	—		—

Total distributions	(0.90)		(0.29)	(0.06)		—

Net asset value, end of period	$10.28		$11.32	$10.83		$9.80

Total return(c)	(0.73)%		7.29%	11.20%		(2.00)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(d)	0.92	%(e)	0.96%	0.98	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.32	%(e)	2.69%	4.50	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.61	%(e)	1.19%	1.04	%(e)	0.79	%(e)

Portfolio turnover rate(f)	123%		139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.37		$10.87	$9.81		$10.00

Net investment income(b)	0.12		0.20	0.14		0.03

Net realized and unrealized gain (loss)	(0.22)		0.66	1.01		(0.22)

Total from investment operations	(0.10)		0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.32)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.65)		(0.17)	—		—

Total distributions	(0.97)		(0.36)	(0.09)		—

Net asset value, end of period	$10.30		$11.37	$10.87		$9.81

Total return(c)	(0.31)%		8.05%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$268		$330	$35		$10

Ratio of net expenses to average net assets(d)	0.25	%(e)	0.28%	0.30	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.57	%(e)	2.00%	4.22	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	2.30	%(e)	1.77%	1.64	%(e)	1.46	%(e)

Portfolio turnover rate(f)	123%		139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.49		$10.09	$9.58		$9.77

Net investment income (loss)(a)	0.07		0.13	0.10		0.02

Net realized and unrealized gain (loss)	(0.17)		0.64	1.03		(0.21)

Total from investment operations	(0.10)		0.77	1.13		(0.19)

Distributions to shareholders from net investment income	(0.15)		(0.14)	(0.19)		—

Distributions to shareholders from net realized gains	(0.53)		(1.23)	(0.43)		—

Total distributions	(0.68)		(1.37)	(0.62)		—

Net asset value, end of period	$8.71		$9.49	$10.09		$9.58

Total return(b)	(0.74)%		8.23%	12.37%		(1.94)%

Net assets, end of period (in 000s)	$60		$51	$13		$13

Ratio of net expenses to average net assets(c)	0.67	%(d)	0.70%	0.73	%(d)	0.74	%(d)

Ratio of total expenses to average net assets(c)	3.82	%(d)	1.20%	1.41	%(d)	3.23	%(d)

Ratio of net investment income to average net assets	1.65	%(d)	1.40%	1.27	%(d)	0.98	%(d)

Portfolio turnover rate(e)	99%		143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.54		$10.12	$9.58		$9.77

Net investment income(a)	0.09		0.17	0.14		0.03

Net realized and unrealized gain (loss)	(0.18)		0.65	1.03		(0.22)

Total from investment operations	(0.09)		0.82	1.17		(0.19)

Distributions to shareholders from net investment income	(0.18)		(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.53)		(1.23)	(0.43)		—

Total distributions	(0.71)		(1.40)	(0.63)		—

Net asset value, end of period	$8.74		$9.54	$10.12		$9.58

Total return(b)	(0.62)%		8.71%	12.85%		(1.94)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.27	%(d)	0.30%	0.32	%(d)	0.34	%(d)

Ratio of total expenses to average net assets(c)	3.31	%(d)	0.73%	0.98	%(d)	2.82	%(d)

Ratio of net investment income to average net assets	2.10	%(d)	1.82%	1.70	%(d)	1.41	%(d)

Portfolio turnover rate(e)	99%		143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.49		$10.08	$9.58		$9.77

Net investment income(a)	0.07		0.13	0.10		0.02

Net realized and unrealized gain (loss)	(0.16)		0.63	1.01		(0.21)

Total from investment operations	(0.09)		0.76	1.11		(0.19)

Distributions to shareholders from net investment income	(0.14)		(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.53)		(1.23)	(0.43)		—

Total distributions	(0.67)		(1.35)	(0.61)		—

Net asset value, end of period	$8.73		$9.49	$10.08		$9.58

Total return(b)	(0.71)%		8.13%	12.21%		(1.94)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.77	%(d)	0.81%	0.82	%(d)	0.83	%(d)

Ratio of total expenses to average net assets(c)	3.81	%(d)	1.24%	1.48	%(d)	3.31	%(d)

Ratio of net investment income to average net assets	1.60	%(d)	1.32%	1.20	%(d)	0.92	%(d)

Portfolio turnover rate(e)	99%		143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.51		$10.11	$9.58		$9.77

Net investment income(a)	0.08		0.16	0.09		0.02

Net realized and unrealized gain (loss)	(0.17)		0.64	1.06		(0.21)

Total from investment operations	(0.09)		0.80	1.15		(0.19)

Distributions to shareholders from net investment income	(0.17)		(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.53)		(1.23)	(0.43)		—

Total distributions	(0.70)		(1.40)	(0.62)		—

Net asset value, end of period	$8.72		$9.51	$10.11		$9.58

Total return(b)	(0.66)%		8.46%	12.68%		(1.94)%

Net assets, end of period (in 000s)	$687		$636	$130		$10

Ratio of net expenses to average net assets(c)	0.42	%(d)	0.45%	0.46	%(d)	0.48	%(d)

Ratio of total expenses to average net assets(c)	3.50	%(d)	0.89%	0.98	%(d)	2.96	%(d)

Ratio of net investment income to average net assets	1.95	%(d)	1.67%	1.11	%(d)	1.27	%(d)

Portfolio turnover rate(e)	99%		143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$9.47		$10.07	$9.57		$9.77

Net investment income(a)	0.08		0.11	0.09		0.01

Net realized and unrealized gain (loss)	(0.19)		0.64	1.02		(0.21)

Total from investment operations	(0.11)		0.75	1.11		(0.20)

Distributions to shareholders from net investment income	(0.13)		(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.53)		(1.23)	(0.43)		—

Total distributions	(0.66)		(1.35)	(0.61)		—

Net asset value, end of period	$8.70		$9.47	$10.07		$9.57

Total return(b)	(0.93)%		8.02%	12.16%		(2.05)%

Net assets, end of period (in 000s)	$12		$36	$24		$10

Ratio of net expenses to average net assets(c)	0.93	%(d)	0.95%	0.97	%(d)	0.98	%(d)

Ratio of total expenses to average net assets(c)	3.47	%(d)	1.39%	1.42	%(d)	3.46	%(d)

Ratio of net investment income to average net assets	1.89	%(d)	1.16%	1.05	%(d)	0.77	%(d)

Portfolio turnover rate(e)	99%		143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
						2016	2015
Per Share Data

Net asset value, beginning of period	$9.54		$10.12	$9.59		$9.90	$9.98	$10.00

Net investment income(a)	0.08		0.18	0.14		0.19	0.15	0.03

Net realized and unrealized gain (loss)	(0.17)		0.64	1.02		0.11	0.13	(0.05)

Total from investment operations	(0.09)		0.82	1.16		0.30	0.28	(0.02)

Distributions to shareholders from net investment income	(0.18)		(0.17)	(0.20)		(0.17)	(0.10)	—

Distributions to shareholders from net realized gains	(0.53)		(1.23)	(0.43)		(0.44)	(0.26)	—

Total distributions	(0.71)		(1.40)	(0.63)		(0.61)	(0.36)	—

Net asset value, end of period	$8.74		$9.54	$10.12		$9.59	$9.90	$9.98

Total return(b)	(0.61)%		8.70%	12.73%		3.33%	2.86%	(0.20)%

Net assets, end of period (in 000s)	$6,648		$49,418	$48,905		$47,340	$50,029	$58,903

Ratio of net expenses to average net assets(c)	0.28	%(d)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)

Ratio of total expenses to average net assets(c)	1.47	%(d)	0.72%	0.98	%(d)	0.80%	0.30%	0.32	%(d)

Ratio of net investment income to average net assets	1.84	%(d)	1.84%	1.73	%(d)	1.97%	1.50%	1.84	%(d)

Portfolio turnover rate(e)	99%		143%	142%		174%	160%	46%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2017 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.60		$11.01	$9.80		$10.00

Net investment income(b)	0.08		0.16	0.08		0.02

Net realized and unrealized gain (loss)	(0.25)		0.81	1.20		(0.22)

Total from investment operations	(0.17)		0.97	1.28		(0.20)

Distributions to shareholders from net investment income	(0.26)		(0.16)	(0.07)		—

Distributions to shareholders from net realized gains	(0.82)		(0.22)	—		—

Total distributions	(1.08)		(0.38)	(0.07)		—

Net asset value, end of period	$10.35		$11.60	$11.01		$9.80

Total return(c)	(0.80)%		9.02%	13.17%		(2.00)%

Net assets, end of period (in 000s)	$121		$106	$84		$10

Ratio of net expenses to average net assets(d)	0.66	%(e)	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.01	%(e)	2.44%	5.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.60	%(e)	1.42%	0.90	%(e)	1.02	%(e)

Portfolio turnover rate(f)	126%		145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2017 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.65		$11.04	$9.81		$10.00

Net investment income(b)	0.10		0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.25)		0.81	1.17		(0.22)

Total from investment operations	(0.15)		1.02	1.32		(0.19)

Distributions to shareholders from net investment income	(0.30)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.82)		(0.22)	—		—

Total distributions	(1.12)		(0.41)	(0.09)		—

Net asset value, end of period	$10.38		$11.65	$11.04		$9.81

Total return(c)	(0.64)%		9.40%	13.52%		(1.90)%

Net assets, end of period (in 000s)	$5,999		$11,472	$11,077		$9,756

Ratio of net expenses to average net assets(d)	0.28	%(e)	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.20	%(e)	2.05%	3.82	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.95	%(e)	1.83%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	126%		145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2017 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.60		$11.00	$9.80		$10.00

Net investment income(b)	0.08		0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.24)		0.81	1.17		(0.22)

Total from investment operations	(0.16)		0.96	1.27		(0.20)

Distributions to shareholders from net investment income	(0.25)		(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.82)		(0.22)	—		—

Total distributions	(1.07)		(0.36)	(0.07)		—

Net asset value, end of period	$10.37		$11.60	$11.00		$9.80

Total return(c)	(0.76)%		8.83%	13.03%		(2.00)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(d)	0.76	%(e)	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.07	%(e)	2.53%	4.30	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.52	%(e)	1.33%	1.20	%(e)	0.93	%(e)

Portfolio turnover rate(f)	126%		145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2017 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.62		$11.03	$9.80		$10.00

Net investment income(b)	0.10		0.19	0.10		0.02

Net realized and unrealized gain (loss)	(0.25)		0.80	1.21		(0.22)

Total from investment operations	(0.15)		0.99	1.31		(0.20)

Distributions to shareholders from net investment income	(0.29)		(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.82)		(0.22)	—		—

Total distributions	(1.11)		(0.40)	(0.08)		—

Net asset value, end of period	$10.36		$11.62	$11.03		$9.80

Total return(c)	(0.64)%		9.19%	13.48%		(2.00)%

Net assets, end of period (in 000s)	$723		$600	$97		$10

Ratio of net expenses to average net assets(d)	0.41	%(e)	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.79	%(e)	2.18%	6.16	%(e)	3.97	%(e)

Ratio of net investment loss to average net assets	1.86	%(e)	1.69%	1.13	%(e)	1.28	%(e)

Portfolio turnover rate(f)	126%		145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2017 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.58		$10.99	$9.79		$10.00

Net investment income(b)	0.10		0.13	0.09		0.01

Net realized and unrealized gain (loss)	(0.28)		0.81	1.17		(0.22)

Total from investment operations	(0.18)		0.94	1.26		(0.21)

Distributions to shareholders from net investment income	(0.24)		(0.13)	(0.06)		—

Distributions to shareholders from net realized gains	(0.82)		(0.22)	—		—

Total distributions	(1.06)		(0.35)	(0.06)		—

Net asset value, end of period	$10.34		$11.58	$10.99		$9.79

Total return(c)	(0.97)%		8.74%	12.98%		(2.10)%

Net assets, end of period (in 000s)	$12		$41	$29		$10

Ratio of net expenses to average net assets(d)	0.92	%(e)	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	3.95	%(e)	2.68%	4.63	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.85	%(e)	1.17%	1.07	%(e)	0.78	%(e)

Portfolio turnover rate(f)	126%		145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2017 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.64		$11.04	$9.81		$10.00

Net investment income(b)	0.10		0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.25)		0.81	1.17		(0.22)

Total from investment operations	(0.15)		1.01	1.32		(0.19)

Distributions to shareholders from net investment income	(0.30)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.82)		(0.22)	—		—

Total distributions	(1.12)		(0.41)	(0.09)		—

Net asset value, end of period	$10.37		$11.64	$11.04		$9.81

Total return(c)	(0.58)%		9.34%	13.64%		(2.00)%

Net assets, end of period (in 000s)	$379		$270	$14		$10

Ratio of net expenses to average net assets(d)	0.25	%(e)	0.28%	0.31	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.69	%(e)	2.03%	4.00	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	1.99	%(e)	1.72%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	126%		145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$10.69		$10.54	$9.80		$10.00

Net investment income (loss)(a)	0.07		0.14	0.12		0.02

Net realized and unrealized gain (loss)	(0.28)		0.84	1.21		(0.22)

Total from investment operations	(0.21)		0.98	1.33		(0.20)

Distributions to shareholders from net investment income	(0.17)		(0.16)	(0.19)		—

Distributions to shareholders from net realized gains	(0.50)		(0.67)	(0.40)		—

Total distributions	(0.67)		(0.83)	(0.59)		—

Net asset value, end of period	$9.81		$10.69	$10.54		$9.80

Total return(b)	(1.70)%		9.66%	14.21%		(2.00)%

Net assets, end of period (in 000s)	$327		$218	$49		$10

Ratio of net expenses to average net assets(c)	0.67	%(d)	0.70%	0.71	%(d)	0.74	%(d)

Ratio of total expenses to average net assets(c)	4.11	%(d)	1.57%	1.34	%(d)	6.30	%(d)

Ratio of net investment income to average net assets	1.47	%(d)	1.38%	1.38	%(d)	1.04	%(d)

Portfolio turnover rate(e)	123%		155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$10.74		$10.56	$9.80		$10.00

Net investment income(a)	0.09		0.19	0.14		0.03

Net realized and unrealized gain (loss)	(0.27)		0.84	1.22		(0.23)

Total from investment operations	(0.18)		1.03	1.36		(0.20)

Distributions to shareholders from net investment income	(0.20)		(0.18)	(0.20)		—

Distributions to shareholders from net realized gains	(0.50)		(0.67)	(0.40)		—

Total distributions	(0.70)		(0.85)	(0.60)		—

Net asset value, end of period	$9.86		$10.74	$10.56		$9.80

Total return(b)	(1.35)%		10.10%	14.58%		(2.00)%

Net assets, end of period (in 000s)	$14		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.27	%(d)	0.30%	0.32	%(d)	0.34	%(d)

Ratio of total expenses to average net assets(c)	3.62	%(d)	1.06%	1.63	%(d)	5.90	%(d)

Ratio of net investment income to average net assets	1.94	%(d)	1.81%	1.71	%(d)	1.44	%(d)

Portfolio turnover rate(e)	123%		155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$10.70		$10.53	$9.79		$10.00

Net investment income(a)	0.07		0.14	0.10		0.02

Net realized and unrealized gain (loss)	(0.28)		0.83	1.22		(0.23)

Total from investment operations	(0.21)		0.97	1.32		(0.21)

Distributions to shareholders from net investment income	(0.15)		(0.13)	(0.18)		—

Distributions to shareholders from net realized gains	(0.50)		(0.67)	(0.40)		—

Total distributions	(0.65)		(0.80)	(0.58)		—

Net asset value, end of period	$9.84		$10.70	$10.53		$9.79

Total return(b)	(1.69)%		9.53%	14.18%		(2.10)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.78	%(d)	0.80%	0.82	%(d)	0.83	%(d)

Ratio of total expenses to average net assets(c)	4.04	%(d)	1.56%	2.13	%(d)	6.40	%(d)

Ratio of net investment income to average net assets	1.46	%(d)	1.32%	1.21	%(d)	0.95	%(d)

Portfolio turnover rate(e)	123%		155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$10.72		$10.55	$9.80		$10.00

Net investment income(a)	0.09		0.18	0.11		0.02

Net realized and unrealized gain (loss)	(0.28)		0.83	1.24		(0.22)

Total from investment operations	(0.19)		1.01	1.35		(0.20)

Distributions to shareholders from net investment income	(0.19)		(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.50)		(0.67)	(0.40)		—

Total distributions	(0.69)		(0.84)	(0.60)		—

Net asset value, end of period	$9.84		$10.72	$10.55		$9.80

Total return(b)	(1.50)%		9.98%	14.42%		(2.00)%

Net assets, end of period (in 000s)	$910		$830	$156		$10

Ratio of net expenses to average net assets(c)	0.42	%(d)	0.45%	0.47	%(d)	0.48	%(d)

Ratio of total expenses to average net assets(c)	3.72	%(d)	1.21%	1.45	%(d)	6.04	%(d)

Ratio of net investment loss to average net assets	1.78	%(d)	1.70%	1.31	%(d)	1.30	%(d)

Portfolio turnover rate(e)	123%		155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data

Net asset value, beginning of period	$10.69		$10.52	$9.79		$10.00

Net investment income(a)	0.06		0.12	0.09		0.02

Net realized and unrealized gain (loss)	(0.27)		0.83	1.22		(0.23)

Total from investment operations	(0.21)		0.95	1.31		(0.21)

Distributions to shareholders from net investment income	(0.14)		(0.11)	(0.18)		—

Distributions to shareholders from net realized gains	(0.50)		(0.67)	(0.40)		—

Total distributions	(0.64)		(0.78)	(0.58)		—

Net asset value, end of period	$9.84		$10.69	$10.52		$9.79

Total return(b)	(1.75)%		9.38%	14.02%		2.10%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(c)	0.93	%(d)	0.96%	0.98	%(d)	0.98	%(d)

Ratio of total expenses to average net assets(c)	4.19	%(d)	1.71%	2.29	%(d)	6.54	%(d)

Ratio of net investment income to average net assets	1.31	%(d)	1.16%	1.05	%(d)	0.80	%(d)

Portfolio turnover rate(e)	123%		155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
						2016	2015
Per Share Data

Net asset value, beginning of period	$10.74		$10.56	$9.80		$9.95	$9.98	$10.00

Net investment income(a)	0.09		0.19	0.14		0.20	0.15	0.03

Net realized and unrealized gain (loss)	(0.26)		0.84	1.22		0.11	0.13	(0.05)

Total from investment operations	(0.17)		1.03	1.36		0.31	0.28	(0.02)

Distributions to shareholders from net investment income	(0.21)		(0.18)	(0.20)		(0.16)	(0.10)	—

Distributions to shareholders from net realized gains	(0.50)		(0.67)	(0.40)		(0.30)	(0.21)	—

Total distributions	(0.71)		(0.85)	(0.60)		(0.46)	(0.31)	—

Net asset value, end of period	$9.86		$10.74	$10.56		$9.80	$9.95	$9.98

Total return(b)	(1.34)%		10.11%	14.59%		3.37%	2.87%	(0.20)%

Net assets, end of period (in 000s)	$5,529		$29,481	$26,154		$21,657	$20,482	$21,266

Ratio of net expenses to average net assets(c)	0.28	%(d)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)

Ratio of total expenses to average net assets(c)	1.95	%(d)	1.06%	1.58	%(d)	1.45%	0.30%	0.32	%(d)

Ratio of net investment income to average net assets	1.74	%(d)	1.82%	1.71	%(d)	2.07%	1.51%	1.72	%(d)

Portfolio turnover rate(e)	123%		155%	139%		191%	204%	52%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.86		$11.16	$9.79		$10.00

Net investment income(b)	0.08		0.16	0.09		0.02

Net realized and unrealized gain (loss)	(0.38)		0.98	1.36		(0.23)

Total from investment operations	(0.30)		1.14	1.45		(0.21)

Distributions to shareholders from net investment income	(0.26)		(0.16)	(0.08)		—

Distributions to shareholders from net realized gains	(1.05)		(0.28)	—		—

Total distributions	(1.31)		(0.44)	(0.08)		—

Net asset value, end of period	$10.25		$11.86	$11.16		$9.79

Total return(c)	(1.68)%		10.37%	14.90%		(2.10)%

Net assets, end of period (in 000s)	$127		$118	$87		$10

Ratio of net expenses to average net assets(d)	0.66	%(e)	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.12	%(e)	2.46%	4.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.52	%(e)	1.38%	1.01	%(e)	1.02	%(e)

Portfolio turnover rate(f)	125%		177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.92		$11.20	$9.80		$10.00

Net investment income(b)	0.10		0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.39)		0.98	1.34		(0.23)

Total from investment operations	(0.29)		1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.30)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.05)		(0.28)	—		—

Total distributions	(1.35)		(0.47)	(0.09)		—

Net asset value, end of period	$10.28		$11.92	$11.20		$9.80

Total return(c)	(1.62)%		10.82%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$5,923		$11,811	$11,242		$9,748

Ratio of net expenses to average net assets(d)	0.28	%(e)	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.26	%(e)	2.05%	3.78	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.85	%(e)	1.80%	1.70	%(e)	1.43	%(e)

Portfolio turnover rate(f)	125%		177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.87		$11.16	$9.79		$10.00

Net investment income(b)	0.08		0.15	0.11		0.02

Net realized and unrealized gain (loss)	(0.38)		0.98	1.33		(0.23)

Total from investment operations	(0.30)		1.13	1.44		(0.21)

Distributions to shareholders from net investment income	(0.25)		(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(1.05)		(0.28)	—		—

Total distributions	(1.30)		(0.42)	(0.07)		—

Net asset value, end of period	$10.27		$11.87	$11.16		$9.79

Total return(c)	(1.73)%		10.27%	14.83%		(2.10)%

Net assets, end of period (in 000s)	$12		$12	$11		$10

Ratio of net expenses to average net assets(d)	0.76	%(e)	0.79%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.17	%(e)	2.52%	4.26	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.44	%(e)	1.31%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	125%		177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.89		$11.19	$9.79		$10.00

Net investment income(b)	0.09		0.19	0.07		0.02

Net realized and unrealized gain (loss)	(0.38)		0.98	1.42		(0.23)

Total from investment operations	(0.29)		1.17	1.49		(0.21)

Distributions to shareholders from net investment income	(0.29)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.05)		(0.28)	—		—

Total distributions	(1.34)		(0.47)	(0.09)		—

Net asset value, end of period	$10.26		$11.89	$11.19		$9.79

Total return(c)	(1.61)%		10.62%	15.16%		(2.00)%

Net assets, end of period (in 000s)	$595		$509	$101		$10

Ratio of net expenses to average net assets(d)	0.41	%(e)	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.90	%(e)	2.19%	6.85	%(e)	3.97	%(e)

Ratio of net investment loss to average net assets	1.78	%(e)	1.64%	0.77	%(e)	1.28	%(e)

Portfolio turnover rate(f)	125%		177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.82		$11.15	$9.79		$10.00

Net investment income(b)	0.09		0.12	0.09		0.01

Net realized and unrealized gain (loss)	(0.40)		0.98	1.34		(0.22)

Total from investment operations	(0.31)		1.10	1.43		(0.21)

Distributions to shareholders from net investment income	(0.24)		(0.15)	(0.07)		—

Distributions to shareholders from net realized gains	(1.05)		(0.28)	—		—

Total distributions	(1.29)		(0.43)	(0.07)		—

Net asset value, end of period	$10.22		$11.82	$11.15		$9.79

Total return(c)	(1.87)%		10.09%	14.66%		(2.10)%

Net assets, end of period (in 000s)	$12		$38	$11		$10

Ratio of net expenses to average net assets(d)	0.92	%(e)	0.94%	0.97	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.05	%(e)	2.67%	4.42	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.72	%(e)	1.06%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	125%		177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data

Net asset value, beginning of period	$11.92		$11.20	$9.80		$10.00

Net investment income(b)	0.10		0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.39)		0.99	1.34		(0.23)

Total from investment operations	(0.29)		1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.30)		(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.05)		(0.28)	—		—

Total distributions	(1.35)		(0.47)	(0.09)		—

Net asset value, end of period	$10.28		$11.92	$11.20		$9.80

Total return(c)	(1.55)%		10.85%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$286		$161	$27		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.28%	0.29	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.86	%(e)	2.01%	3.99	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	1.81	%(e)	1.76%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	125%		177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.45	$10.00

Net investment income(b)	0.07	0.05

Net realized and unrealized gain (loss)	(0.30)	0.40

Total from investment operations	(0.23)	0.45

Distributions to shareholders from net investment income	(0.10)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.13)	—

Net asset value, end of period	$10.09	$10.45

Total return(c)	(2.14)%	4.50%

Net assets, end of period (in 000s)	$10	$10

Ratio of net expenses to average net assets(d)(e)	0.67%	0.69%

Ratio of total expenses to average net assets(d)(e)	5.63%	8.72%

Ratio of net investment income to average net assets(e)	1.49%	1.44%

Portfolio turnover rate(f)	134%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.46	$10.00

Net investment income(b)	0.09	0.06

Net realized and unrealized gain (loss)	(0.30)	0.40

Total from investment operations	(0.21)	0.46

Distributions to shareholders from net investment income	(0.13)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.16)	—

Net asset value, end of period	$10.09	$10.46

Total return(c)	(1.95)%	4.60%

Net assets, end of period (in 000s)	$10	$10

Ratio of net expenses to average net assets(d)(e)	0.27%	0.30%

Ratio of total expenses to average net assets(d)(e)	5.24%	8.34%

Ratio of net investment income to average net assets(e)	1.89%	1.84%

Portfolio turnover rate(f)	134%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.44	$10.00

Net investment income(b)	0.07	0.05

Net realized and unrealized gain (loss)	(0.30)	0.39

Total from investment operations	(0.23)	0.44

Distributions to shareholders from net investment income	(0.09)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.12)	—

Net asset value, end of period	$10.09	$10.44

Total return(c)	(2.12)%	4.40%

Net assets, end of period (in 000s)	$10	$10

Ratio of net expenses to average net assets(d)(e)	0.77%	0.80%

Ratio of total expenses to average net assets(d)(e)	5.73%	8.82%

Ratio of net investment income to average net assets(e)	1.39%	1.34%

Portfolio turnover rate(f)	134%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.46	$10.00

Net investment income(b)	0.09	0.06

Net realized and unrealized gain (loss)	(0.32)	0.40

Total from investment operations	(0.23)	0.46

Distributions to shareholders from net investment income	(0.11)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.14)	—

Net asset value, end of period	$10.09	$10.46

Total return(c)	(2.05)%	4.60%

Net assets, end of period (in 000s)	$10	$10

Ratio of net expenses to average net assets(d)(e)	0.41%	0.44%

Ratio of total expenses to average net assets(d)(e)	5.38%	8.48%

Ratio of net investment loss to average net assets(e)	1.74%	1.69%

Portfolio turnover rate(f)	134%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.44	$10.00

Net investment income(b)	0.06	0.04

Net realized and unrealized gain (loss)	(0.30)	0.40

Total from investment operations	(0.24)	0.44

Distributions to shareholders from net investment income	(0.08)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.11)	—

Net asset value, end of period	$10.09	$10.44

Total return(c)	(2.22)%	4.40%

Net assets, end of period (in 000s)	$10	$10

Ratio of net expenses to average net assets(d)(e)	0.91%	0.94%

Ratio of total expenses to average net assets(d)(e)	5.88%	8.96%

Ratio of net investment income to average net assets(e)	1.24%	1.19%

Portfolio turnover rate(f)	134%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.46	$10.00

Net investment income(b)	0.10	0.06

Net realized and unrealized gain (loss)	(0.31)	0.40

Total from investment operations	(0.21)	0.46

Distributions to shareholders from net investment income	(0.13)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.16)	—

Net asset value, end of period	$10.09	$10.46

Total return(c)	(1.93)%	4.60%

Net assets, end of period (in 000s)	$7,220	$5,178

Ratio of net expenses to average net assets(d)(e)	0.25%	0.28%

Ratio of total expenses to average net assets(d)(e)	5.18%	8.33%

Ratio of net investment income to average net assets(e)	1.95%	1.86%

Portfolio turnover rate(f)	134%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, Institutional, Service, Investor, R, R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust. Prior to November 30, 2018, Madison Asset Management, LLC, (the “Sub-Adviser”) served as the subadviser to the Portfolios.

GSAM compensated the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Portfolios were not charged any separate or additional investment advisory fees by the Sub-Adviser.

The Portfolios are expected to primarily invest in shares of exchange-traded funds (“ETFs”) and/or mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of Target Date 2060 Portfolio are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Organization costs paid in connection with the organization of Target Date 2060 Portfolio were expensed on the first day of operations.

E.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy,

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,688,285	$—	$—

Investment Company	438,076	—	—

Total	$7,126,361	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$14,958	$—	$—

(a)	Amount shown represents unrealized gain at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,817,353	$—	$—

Investment Company	212,957	—	—

Total	$7,030,310	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$14,958	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$4,967,613	$—	$—

Investment Company	346,750	—	—

Total	$5,314,363	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$16,616	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,670,165	$—	$—

Investment Company	266,615	—	—

Total	$6,936,780	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$14,958	$—	$—

(a)	Amount shown represents unrealized gain at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,018,335	$—	$—

Investment Company	307,753	—	—

Total	$7,326,088	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,577	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,690,885	$—	$—

Investment Company	413,050	—	—

Total	$7,103,935	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$35,982	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,216,490	$—	$—

Investment Company	450,758	—	—

Total	$6,667,248	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$33,415	$—	$—

(a)	Amount shown represents unrealized gain at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,414,280	$—	$—

Investment Company	386,708	—	—

Total	$6,800,988	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$30,162	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,669,868	$—	$—

Investment Company	408,942	—	—

Total	$7,078,810	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$30,062	$—	$—

(a)	Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2019. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Target Date 2020 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$14,958	(a)	—	$—

Target Date 2025 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$14,958	(a)	—	$—

(a)	Includes unrealized gain on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2030 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$16,616	(a)	—	$—

Target Date 2035 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$14,958	(a)	—	$—

Target Date 2040 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,577	(a)	—	$—

Target Date 2045 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$35,982	(a)	—	$—

Target Date 2050 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$33,415	(a)	—	$—

Target Date 2055 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$30,162	(a)	—	$—

Target Date 2060 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$30,062	(a)	—	$—

(a)	Includes unrealized gain on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Target Date 2020 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(11,414)	$14,958	1

Target Date 2025 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(11,379)	$14,958	1

Target Date 2030 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(2,535)	$16,616	1

Target Date 2035 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(11,374)	$14,958	1

Target Date 2040 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(10,186)	$(28,577)	2

Target Date 2045 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(8,230)	$35,982	3

Target Date 2050 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(8,390)	$33,415	2

(a)	Average number of contracts is based on the average of month end balances for the six month ended February 28, 2019.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2055 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(9,205)	$30,162	2

Target Date 2060 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(9,803)	$30,062	2

(a)	Average number of contracts is based on the average of month end balances for the six month ended February 28, 2019.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

As of February 28, 2019, the contractual management fee with GSAM for the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios were at the following rates:

	Contractual Management Rate				Effective Net Management Rate*^
Portfolio	First $2 billion	Next $3 billion	Over $5 billion	Effective Rate
Target Date 2020	0.25%	0.23%	0.21%	0.25%	0.24%
Target Date 2025	0.25	0.23	0.21	0.25	0.22
Target Date 2030	0.25	0.23	0.21	0.25	0.24
Target Date 2035	0.25	0.23	0.21	0.25	0.23
Target Date 2040	0.25	0.23	0.21	0.25	0.24
Target Date 2045	0.25	0.23	0.21	0.25	0.22
Target Date 2050	0.25	0.23	0.21	0.25	0.24
Target Date 2055	0.25	0.23	0.21	0.25	0.22
Target Date 2060	0.25	0.23	0.21	0.25	0.21

*	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
^	Effective November 30, 2018, the Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage rate of the Portfolios’ average daily net assets. This arrangement will remain in effect through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Prior to November 30, 2018, the Investment Adviser did not contractually waive a portion of its management fee as an annual percentage rate of the Portfolio’s average daily net assets.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Portfolios invest in Class R6 Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), as well as various Goldman Sachs ETFs, all of which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the six months ended, February 28, 2019, the management fee waived by GSAM for each Portfolio was as follows:

Portfolio	Management Fee Waived
Target Date 2020	$253
Target Date 2025	129
Target Date 2030	291
Target Date 2035	148
Target Date 2040	288
Target Date 2045	212
Target Date 2050	256
Target Date 2055	205
Target Date 2060	142

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class R*	Service
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended February 28, 2019, Goldman Sachs advised that it retained the following amounts:

Front End Sales Charge
Portfolio	Class A
Target Date 2020	$6
Target Date 2025	31
Target Date 2030	114
Target Date 2035	24
Target Date 2040	188
Target Date 2045	72
Target Date 2050	771
Target Date 2055	64
Target Date 2060	—

D.  Shareholder Administration Plans — The Trust, on behalf of each applicable Portfolio, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares through at least December 28, 2019 for the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Target Date 2020, Target Date 2030, Target Date 2040 and Target Date 2050 Portfolios are each 0.024%, and the Target Date 2025, Target Date 2035, Target Date 2045, Target Date 2055 and Target Date 2060 Portfolios are each 0.014%. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Target Date 2020	$1,245	$1,111	$154,466	$156,822
Target Date 2025	1,138	13	133,621	134,772
Target Date 2030	1,019	1,660	158,052	160,731
Target Date 2035	1,139	16	133,303	134,458
Target Date 2040	1,338	1,221	153,260	155,819
Target Date 2045	1,234	17	132,883	134,134
Target Date 2050	1,213	776	146,014	148,003
Target Date 2055	1,182	10	133,314	134,506
Target Date 2060	1,176	303	196,692	198,171

G.  Line of Credit Facility — As of February 28, 2019, the Portfolios participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Portfolios did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2019, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2019:

Target Date 2020 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$88,195	$—	$—	$2,267	$90,462	1,864	$1,315	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	2,534,796	(278,791)	1,232	69,584	2,326,821	48,050	21,777	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	284,036	—	—	15,148	299,184	9,169	1,266	—
Goldman Sachs ActiveBeta International Equity ETF	—	655,218	(27,793)	221	27,781	655,427	23,492	4,749	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	1,358,763	(233,481)	(5,899)	45,550	1,164,933	20,769	6,535	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	$—	$78,606	$—	$—	$2,538	$81,144	1,802	$204	$—

Total	$—	$4,999,614	$(540,065)	$(4,446)	$162,868	$4,617,971		$35,846	$—

Target Date 2025 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$80,672	$—	$—	$2,074	$82,746	1,705	$1,202	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	2,151,983	(192,521)	810	59,680	2,019,952	41,713	18,641	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	354,432	—	—	17,485	371,917	11,398	1,576	—
Goldman Sachs ActiveBeta International Equity ETF	—	861,504	(20,184)	147	30,743	872,210	31,262	6,005	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	1,789,564	(272,654)	(6,632)	46,107	1,556,385	27,748	8,271	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	115,555	—	—	3,009	118,564	2,633	380	—

Total	$—	$5,353,710	$(485,359)	$(5,675)	$159,098	$5,021,774		$36,075	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2030 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$54,223	$—	$—	$1,394	$55,617	1,146	$808	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	1,340,458	(130,335)	369	35,968	1,246,460	25,740	11,251	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	324,187	(9,781)	(183)	13,970	328,193	10,058	1,312	—
Goldman Sachs ActiveBeta International Equity ETF	—	747,049	(13,348)	170	23,781	757,652	27,156	5,164	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	1,523,065	(161,982)	(733)	30,065	1,390,415	24,789	7,119	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	102,937	(35,019)	955	1,959	70,832	1,573	378	—

Total	$—	$4,091,919	$(350,465)	$578	$107,137	$3,849,169		$26,032	$—

Target Date 2035 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$79,941	$—	$—	1,834	$81,775	1,685	$1,120	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	1,530,363	(256,725)	1,108	38,734	1,313,480	27,124	12,380	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	473,954	—	—	23,392	497,346	15,242	2,107	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,124,503	—	—	40,964	1,165,467	41,773	8,164	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	2,381,807	(273,601)	(3,919)	59,553	2,163,840	38,578	11,247	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	181,313	—	—	5,651	186,964	4,152	595	—

Total	$—	$5,771,881	$(530,326)	$(2,811)	$170,128	$5,408,872		$35,613	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2040 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$184,783	$—	$—	$5,994	$190,777	3,931	$2,399	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	1,120,580	(471,343)	1,837	19,031	670,105	13,838	7,215	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	629,441	(24,570)	98	29,195	634,164	19,435	2,602	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,483,256	(64,931)	(46)	52,972	1,471,251	52,733	10,174	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,005,820	(326,778)	(4,392)	78,976	2,753,626	49,093	13,988	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	251,070	(45,008)	1,223	6,787	214,072	4,754	795	—

Total	$—	$6,674,950	$(932,630)	$(1,280)	$192,955	$5,933,995		$37,173	$—

Target Date 2045 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$249,310	$—	$—	$7,809	$257,119	5,298	$3,427	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	565,996	(568,553)	2,557	—	—	—	1,601
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	666,541	—	—	32,426	698,967	21,421	2,856	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,589,548	—	—	60,319	1,649,867	59,135	11,282	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,134,986	(262,436)	(8,130)	80,193	2,944,613	52,498	15,504	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	299,482	—	—	9,107	308,589	6,853	886	—

Total	$—	$6,505,863	$(830,989)	$(5,573)	$189,854	$5,859,155		$35,556	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2050 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$231,669	$—	$—	$7,057	$238,726	4,919	$3,317	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	430,076	(431,908)	1,832	—	—	—	1,218	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	642,110	(39,323)	186	30,082	633,055	19,401	2,682	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,564,069	(78,183)	(671)	54,753	1,539,968	55,196	10,475	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,113,274	(427,988)	(9,157)	70,262	2,746,391	48,964	14,394	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	279,753	—	—	8,258	288,011	6,396	916	—

Total	$—	$6,260,951	$(977,402)	$(7,810)	$170,412	$5,446,151		$33,002	$—

Target Date 2055 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$245,716	$—	$—	$6,161	$251,877	5,190	$3,469	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	300,674	(302,099)	1,425	—	—	—	851	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	631,754	(12,193)	(541)	30,513	649,533	19,906	2,808	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,529,588	—	—	54,072	1,583,660	56,762	10,695	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,051,318	(262,737)	(10,092)	70,378	2,848,867	50,791	14,791	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	287,691	—	—	8,515	296,206	6,578	926	—

Total	$—	$6,046,741	$(577,029)	$(9,208)	$169,639	$5,630,143		$33,540	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2060 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$262,875	$—	$—	$6,959	$269,834	5,560	$3,602	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	234,941	(235,966)	1,025	—	—	—	665	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	669,638	(19,318)	(858)	31,852	681,314	20,880	2,976	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,591,526	—	—	54,714	1,646,240	59,005	11,337	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,210,538	(337,922)	(10,744)	70,176	2,932,048	52,274	15,539	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	299,121	—	—	8,793	307,914	6,838	1,000	—

Total	$—	$6,268,639	$(593,206)	$(10,577)	$172,494	$5,837,350		$35,119	$—

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2019:

Target Date 2020 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$229,794	$8,262,212	$(8,492,006)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	620,072	(181,996)	438,076	438,076	3,123

Total	$229,794	$8,882,284	$(8,674,002)	$438,076		$3,123

Target Date 2025 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$56,506	$4,695,684	$(4,752,190)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	669,236	(456,279)	212,957	212,957	1,208

Total	$56,506	$5,364,920	$(5,208,469)	$212,957	212,957	$1,208

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2030 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$385,903	$7,024,895	$(7,410,798)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	673,101	(326,351)	346,750	346,750	3,596

Total	$385,903	$7,697,996	$(7,737,149)	$346,750	346,750	$3,596

Target Date 2035 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$56,895	$5,720,657	$(5,777,552)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	625,731	(359,116)	266,615	266,615	1,332

Total	$56,895	$6,346,388	$(6,136,668)	$266,615		$1,332

Target Date 2040 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$290,705	$10,009,186	$(10,299,891)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	705,055	(397,302)	307,753	307,753	3,405

Total	$290,705	$10,714,241	$(10,697,193)	$307,753		$3,405

Target Date 2045 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$54,070	$5,519,308	$(5,573,378)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	764,220	(351,170)	413,050	413,050	2,311

Total	$54,070	$6,283,528	$(5,924,548)	$413,050		$2,311

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2050 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$139,647	$6,775,431	$(6,915,078)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares		833,271	(382,513)	450,758	450,758	3,315

Total	$139,647	$7,608,702	$(7,297,591)	$450,758		$3,315

Target Date 2055 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$61,121	$5,789,658	$(5,850,779)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	716,199	(329,491)	386,708	386,708	2,167

Total	$61,121	$6,505,857	$(6,180,270)	$386,708		$2,167

Target Date 2060 Portfolio
Underlying Funds	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund —Institutional Shares	$20,736	$2,301,478	$(2,322,214)	$—	—	$—
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	628,832	(219,890)	408,942	408,942	1,949

Total	$20,736	$2,930,310	$(2,542,104)	$408,942		$1,949

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020	22%	100%	100%	—%	100%	88%
Target Date 2025	—	100	100	—	100	6
Target Date 2030	6	88	7	—	100	73
Target Date 2035	6	100	100	—	100	—
Target Date 2040	20	100	100	—	100	90
Target Date 2045	10	100	100	—	100	—
Target Date 2050	—	85	100	—	100	94
Target Date 2055	10	100	100	—	100	—
Target Date 2060	100	100	100	100	100	100

GOLDMAN SACHS TARGET DATE PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were as follows:

Portfolio	Purchases	Sales and Maturities
Target Date 2020	$27,690,964	$26,706,672
Target Date 2025	10,976,601	15,055,138
Target Date 2030	23,750,026	27,154,270
Target Date 2035	10,423,526	15,590,650
Target Date 2040	24,233,730	24,633,969
Target Date 2045	11,194,500	16,293,865
Target Date 2050	20,735,722	19,784,994
Target Date 2055	11,019,740	16,431,357
Target Date 2060	11,537,142	9,385,250

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2018, there were no capital loss carryforwards nor timing differences on a tax basis.

As of February 28, 2019, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Tax Cost	$7,452,368	$6,937,602	$5,933,888	$6,822,166	$7,670,266	$6,973,466	$6,765,987	$6,703,172	$6,893,691
Gross unrealized gain	194,817	190,740	128,350	202,034	224,872	222,078	198,182	196,775	201,499
Gross unrealized loss	(520,824)	(98,032)	(747,875)	(87,420)	(569,050)	(91,609)	(296,921)	(98,959)	(16,380)
Net unrealized gains (losses)	$(326,007)	$92,708	$(619,525)	$114,614	$(344,178)	$130,469	$(98,739)	$97,816	$185,119

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales. GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date 2020 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	936	$7,993	4,332	$40,287
Reinvestment of distributions	387	3,345	146	1,372
Shares redeemed	(1,785)	(16,057)	(2)	(17)
	(462)	(4,719)	4,476	41,642
Institutional Shares
Shares sold	1	5	4	38
Reinvestment of distributions	82	710	97	919
Shares redeemed	(1)	(5)	(1)	(10)
	82	710	100	947
Service Shares
Reinvestment of distributions	75	650	92	866
	75	650	92	866
Investor Shares
Shares sold	9,693	86,614	86,978	854,761
Reinvestment of distributions	6,941	60,097	7,699	72,508
Shares redeemed	(520)	(4,595)	(32,030)	(309,552)
	16,114	142,116	62,647	617,717
Class R Shares
Shares sold	17	152	165	1,529
Reinvestment of distributions	85	734	91	852
Shares redeemed	(193)	(1,646)	—	—
	(91)	(760)	256	2,381
Class R6 Shares
Shares sold	576,484	5,262,828	222,354	2,113,317
Reinvestment of distributions	253,020	2,212,945	431,304	4,069,371
Shares redeemed	(4,928,376)	(43,261,819)	(665,102)	(6,304,463)
	(4,098,872)	(35,786,046)	(11,444)	(121,775)

NET INCREASE (DECREASE)	(4,083,154)	$(35,648,049)	56,127	$541,778

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2025 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	19,890	$200,783	11,326	$121,207
Reinvestment of distributions	1,080	10,582	73	782
Shares redeemed	(165)	(1,664)	(4,548)	(48,927)
	20,805	209,701	6,851	73,062
Institutional Shares
Shares sold	7	72	—	—
Reinvestment of distributions	44,071	431,780	30,021	323,174
Shares redeemed	(414,292)	(4,350,072)	(58,650)	(625,000)
	(370,214)	(3,918,220)	(28,629)	(301,826)
Service Shares
Reinvestment of distributions	76	744	26	272
	76	744	26	272
Investor Shares
Shares sold	7,956	82,041	44,320	474,619
Reinvestment of distributions	3,004	29,361	940	10,108
Shares redeemed	(5)	(47)	(14,366)	(155,689)
	10,955	111,355	30,894	329,038
Class R Shares
Shares sold	533	5,758	—	—
Reinvestment of distributions	74	724	24	256
Shares redeemed	(533)	(5,614)	—	—
	74	868	24	256
Class R6 Shares
Shares sold	5,015	51,540	20,123	215,939
Reinvestment of distributions	1,338	13,097	259	2,790
Shares redeemed	(5,488)	(58,499)	(1,919)	(20,650)
	865	6,138	18,463	198,079

NET INCREASE (DECREASE)	(337,439)	$(3,589,414)	27,629	$298,881

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2030 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,556	$101,446	14,896	$141,029
Reinvestment of distributions	2,283	20,039	2,629	24,977
Shares redeemed	(29,913)	(263,904)	(140)	(1,338)
	(16,074)	(142,419)	17,385	164,668
Institutional Shares
Shares sold	167	1,498	—	—
Reinvestment of distributions	93	812	141	1,342
Shares redeemed	(1)	(40)	—	—
	259	2,270	141	1,342
Service Shares
Shares sold	15,967	140,512	—	—
Reinvestment of distributions	269	2,304	136	1,286
Shares redeemed	—	(33)	—	—
	16,236	142,783	136	1,286
Investor Shares
Shares sold	15,261	137,426	91,301	925,057
Reinvestment of distributions	9,876	86,376	17,435	166,064
Shares redeemed	(17,094)	(154,320)	(32,519)	(314,942)
	8,043	69,482	76,217	776,179
Class R Shares
Shares sold	28	251	519	5,048
Reinvestment of distributions	203	1,772	304	2,878
Shares redeemed	(2,016)	(17,188)	(4)	(39)
	(1,785)	(15,165)	819	7,887
Class R6 Shares
Shares sold	300,598	2,787,532	380,758	3,723,100
Reinvestment of distributions	459,899	4,054,743	937,533	8,948,381
Shares redeemed	(8,075,944)	(71,234,321)	(923,626)	(9,119,716)
	(7,315,447)	(64,392,046)	394,665	3,551,765

NET INCREASE (DECREASE)	(7,308,768)	$(64,335,095)	489,363	$4,503,127

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2035 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,259	$104,547	13,348	$149,806
Reinvestment of distributions	1,192	11,723	77	850
Shares redeemed	(362)	(3,919)	(6,668)	(74,458)
	11,089	112,351	6,757	76,198
Institutional Shares
Reinvestment of distributions	48,450	479,189	32,776	363,258
Shares redeemed	(493,543)	(5,350,004)	(56,768)	(625,005)
	(445,093)	(4,870,815)	(23,992)	(261,747)
Service Shares
Reinvestment of distributions	98	968	28	311
	98	968	28	311
Investor Shares
Shares sold	9,119	96,385	66,609	730,554
Reinvestment of distributions	8,255	81,425	2,054	22,720
Shares redeemed	(300)	(3,243)	(4,205)	(46,352)
	17,074	174,567	64,458	706,922
Class R Shares
Reinvestment of distributions	97	955	27	296
Shares redeemed	(8)	(70)	—	—
	89	885	27	296
Class R6 Shares
Shares sold	10,822	114,061	27,920	311,477
Reinvestment of distributions	2,368	23,390	276	3,059
Shares redeemed	(16,152)	(175,066)	(2,413)	(27,116)
	(2,962)	(37,615)	25,783	287,420

NET INCREASE (DECREASE)	(419,705)	$(4,619,659)	73,061	$809,400

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2040 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,596	$13,709	3,789	$35,596
Reinvestment of distributions	438	3,694	287	2,658
Shares redeemed	(488)	(4,616)	(6)	(54)
	1,546	12,787	4,070	38,200
Institutional Shares
Reinvestment of distributions	107	904	167	1,557
	107	904	167	1,557
Service Shares
Reinvestment of distributions	99	840	162	1,501
	99	840	162	1,501
Investor Shares
Shares sold	6,300	54,899	53,009	528,273
Reinvestment of distributions	5,765	48,648	7,463	69,327
Shares redeemed	(184)	(1,704)	(6,550)	(63,831)
	11,881	101,843	53,922	533,769
Class R Shares
Shares sold	47	396	1,022	9,689
Reinvestment of distributions	298	2,512	385	3,557
Shares redeemed	(2,793)	(22,618)	(5)	(49)
	(2,448)	(19,710)	1,402	13,197
Class R6 Shares
Shares sold	668,617	6,046,848	170,834	1,666,743
Reinvestment of distributions	379,957	3,240,146	712,362	6,631,513
Shares redeemed	(5,467,008)	(46,717,268)	(536,507)	(5,292,586)
	(4,418,434)	(37,430,274)	346,689	3,005,670

NET INCREASE (DECREASE)	(4,407,249)	$(37,333,610)	406,412	$3,593,894

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2045 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,404	$14,767	1,339	$15,155
Reinvestment of distributions	1,097	10,785	275	3,096
Shares redeemed	(6)	(63)	(59)	(661)
	2,495	25,489	1,555	17,590
Institutional Shares
Shares sold	197	2,078	—	—
Reinvestment of distributions	59,682	588,234	36,839	415,824
Shares redeemed	(466,913)	(5,150,049)	(55,625)	(625,000)
	(407,034)	(4,559,737)	(18,786)	(209,176)
Service Shares
Reinvestment of distributions	115	1,126	32	363
	115	1,126	32	363
Investor Shares
Shares sold	11,387	122,175	56,891	638,755
Reinvestment of distributions	6,709	66,026	1,397	15,748
Shares redeemed	(11)	(115)	(15,418)	(174,767)
	18,085	188,086	42,870	479,736
Class R Shares
Shares sold	35	386	820	9,272
Reinvestment of distributions	391	3,843	91	1,025
Shares redeemed	(2,829)	(27,055)	(5)	(60)
	(2,403)	(22,826)	906	10,237
Class R6 Shares
Shares sold	11,187	118,148	22,593	256,349
Reinvestment of distributions	3,279	32,290	269	3,031
Shares redeemed	(1,164)	(12,678)	(933)	(10,762)
	13,302	137,760	21,929	248,618

NET INCREASE (DECREASE)	(375,440)	$(4,230,102)	48,506	$547,368

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2050 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,649	$112,608	15,311	$161,552
Reinvestment of distributions	1,593	15,098	703	7,281
Shares redeemed	(399)	(3,822)	(244)	(2,564)
	12,843	123,884	15,770	166,269
Institutional Shares
Shares sold	205	1,992	—	—
Reinvestment of distributions	92	872	88	913
Shares redeemed	(1)	(21)	—	—
	296	2,843	88	913
Service Shares
Reinvestment of distributions	79	751	82	856
Shares redeemed	—	(14)	—	—
	79	737	82	856
Investor Shares
Shares sold	13,658	138,387	83,976	892,132
Reinvestment of distributions	6,151	58,460	6,010	62,421
Shares redeemed	(4,822)	(47,239)	(27,334)	(289,440)
	14,987	149,608	62,652	665,113
Class R Shares
Reinvestment of distributions	77	734	81	841
Shares redeemed	(3)	(40)	—	—
	74	694	81	841
Class R6 Shares
Shares sold	523,952	5,321,004	288,029	3,035,833
Reinvestment of distributions	183,627	1,765,302	207,646	2,160,926
Shares redeemed	(2,890,369)	(27,892,215)	(227,773)	(2,408,384)
	(2,182,790)	(20,805,909)	267,902	2,788,375

NET INCREASE (DECREASE)	(2,154,511)	$(20,528,143)	346,575	$3,622,367

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2055 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,125	$11,366	2,113	$24,381
Reinvestment of distributions	1,421	13,894	311	3,564
Shares redeemed	(97)	(947)	(258)	(3,011)
	2,449	24,313	2,166	24,934
Institutional Shares
Shares sold	130	1,363	—	5
Reinvestment of distributions	71,059	697,581	41,458	476,510
Shares redeemed	(486,174)	(5,450,004)	(54,494)	(625,005)
	(414,985)	(4,751,060)	(13,036)	(148,490)
Service Shares
Reinvestment of distributions	142	1,388	37	423
	142	1,388	37	423
Investor Shares
Shares sold	9,695	104,329	32,754	374,892
Reinvestment of distributions	6,628	64,947	1,132	12,994
Shares redeemed	(1,107)	(12,477)	(133)	(1,552)
	15,216	156,799	33,753	386,334
Class R Shares
Shares sold	17	185	2,106	24,081
Reinvestment of distributions	436	4,246	106	1,218
Shares redeemed	(2,480)	(23,437)	(5)	(57)
	(2,027)	(19,006)	2,207	25,242
Class R6 Shares
Shares sold	13,423	138,459	12,947	149,934
Reinvestment of distributions	2,340	22,950	209	2,400
Shares redeemed	(1,439)	(16,493)	(2,103)	(24,746)
	14,324	144,916	11,053	127,588

NET INCREASE (DECREASE)	(384,881)	$(4,442,650)	36,180	$416,031

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2060 Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	—	$—	1,000	$10,000
Reinvestment of distributions	14	125	—	—
	14	125	—	—
Institutional Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	16	151	—	—
	16	151	—	—
Service Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	13	118	—	—
	13	118	—	—
Investor Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	15	142	—	—
	15	142	—	—
Class R Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	12	108	—	—
	12	108	—	—
Class R6 Shares
Shares sold	208,758	2,049,999	495,001	4,950,010
Reinvestment of distributions	11,708	107,558	—	—
Shares redeemed	—	—	(1)	(10)
	220,466	2,157,557	495,000	4,950,000

NET INCREASE	220,536	$2,158,201	500,000	$5,000,000

(a)	Commenced operations on April 30, 2018.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2019 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days out of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date 2020 Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$1,011.50		$3.34	$1,000.00	$999.60		$3.27	$1,000.00	$992.40		$3.41
Hypothetical 5% return	1,000.00	1,021.47	+	3.36	1,000.00	1,021.47	+	3.31	1,000.00	1,021.47	+	3.46
Institutional
Actual	1,000.00	1,013.00		1.35	1,000.00	1,002.70		1.39	1,000.00	994.50		1.34
Hypothetical 5% return	1,000.00	1,023.46	+	1.35	1,000.00	1,023.41	+	1.40	1,000.00	1,023.46	+	1.35
Service
Actual	1,000.00	1,011.10		3.84	1,000.00	998.90		3.77	1,000.00	992.70		3.76
Hypothetical 5% return	1,000.00	1,020.98	+	3.86	1,000.00	1,020.98	+	3.81	1,000.00	1,020.98	+	3.81
Investor
Actual	1,000.00	1,012.70		2.10	1,000.00	1,001.70		2.03	1,000.00	993.80		2.08
Hypothetical 5% return	1,000.00	1,022.71	+	2.11	1,000.00	1,022.76	+	2.06	1,000.00	1,022.71	+	2.11
Class R
Actual	1,000.00	1,010.00		4.59	1,000.00	999.00		4.51	1,000.00	991.20		4.59
Hypothetical 5% return	1,000.00	1,020.23	+	4.61	1,000.00	1,020.23	+	4.56	1,000.00	1,020.23	+	4.66
Class R6
Actual	1,000.00	1,014.20		1.40	1,000.00	1,002.30		1.24	1,000.00	994.50		1.43
Hypothetical 5% return	1,000.00	1,023.41	+	1.40	1,000.00	1,023.55	+	1.25	1,000.00	1,023.36	+	1.45

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020 Portfolio	0.67%	0.27%	0.77%	0.42%	0.92%	0.28%
Target Date 2025 Portfolio	0.66	0.28	0.76	0.41	0.91	0.25
Target Date 2030 Portfolio	0.69	0.27	0.76	0.42	0.93	0.29

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2019 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$994.70		$3.26	$1,000.00	$992.60		$3.31	$1,000.00	$992.00		$3.26
Hypothetical 5% return	1,000.00	1,021.47	+	3.31	1,000.00	1,021.47	+	3.36	1,000.00	1,021.47	+	3.31
Institutional
Actual	1,000.00	997.20		1.39	1,000.00	993.80		1.33	1,000.00	993.60		1.38
Hypothetical 5% return	1,000.00	1,023.41	+	1.40	1,000.00	1,023.46	+	1.35	1,000.00	1,023.41	+	1.40
Service
Actual	1,000.00	994.30		3.76	1,000.00	992.90		3.80	1,000.00	992.40		3.75
Hypothetical 5% return	1,000.00	1,020.98	+	3.81	1,000.00	1,020.98	+	3.86	1,000.00	1,020.98	+	3.81
Investor
Actual	1,000.00	995.30		2.03	1,000.00	993.40		2.08	1,000.00	993.60		2.03
Hypothetical 5% return	1,000.00	1,022.76	+	2.06	1,000.00	1,022.71	+	2.11	1,000.00	1,022.76	+	2.06
Class R
Actual	1,000.00	992.70		4.55	1,000.00	990.70		4.59	1,000.00	990.30		4.54
Hypothetical 5% return	1,000.00	1,020.18	+	4.61	1,000.00	1,020.18	+	4.66	1,000.00	1,020.18	+	4.61
Class R6
Actual	1,000.00	996.90		1.24	1,000.00	993.90		1.38	1,000.00	994.20		1.24
Hypothetical 5% return	1,000.00	1,023.55	+	1.25	1,000.00	1,023.41	+	1.40	1,000.00	1,023.55	+	1.25

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2035 Portfolio	0.66%	0.28%	0.76%	0.41%	0.92%	0.25%
Target Date 2040 Portfolio	0.67	0.27	0.77	0.42	0.93	0.28
Target Date 2045 Portfolio	0.66	0.28	0.76	0.41	0.92	0.25

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2019 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio				Target Date 2060 Portfolio
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$983.00		$3.29	$1,000.00	$983.20		$3.25	$1,000.00	$978.60		$3.29
Hypothetical 5% return	1,000.00	1,021.47	+	3.36	1,000.00	1,021.47	+	3.31	1,000.00	1,021.47	+	3.36
Institutional
Actual	1,000.00	986.50		1.33	1,000.00	983.80		1.38	1,000.00	980.50		1.33
Hypothetical 5% return	1,000.00	1,023.46	+	1.35	1,000.00	1,023.41	+	1.40	1,000.00	1,023.46	+	1.35
Service
Actual	1,000.00	983.10		3.84	1,000.00	982.70		3.74	1,000.00	978.80		3.78
Hypothetical 5% return	1,000.00	1,020.93	+	3.91	1,000.00	1,020.93	+	3.81	1,000.00	1,020.93	+	3.86
Investor
Actual	1,000.00	985.00		2.07	1,000.00	983.90		2.02	1,000.00	979.50		2.01
Hypothetical 5% return	1,000.00	1,022.71	+	2.11	1,000.00	1,022.76	+	2.06	1,000.00	1,022.76	+	2.06
Class R
Actual	1,000.00	982.50		4.57	1,000.00	981.30		4.52	1,000.00	977.80		4.46
Hypothetical 5% return	1,000.00	1,020.18	+	4.66	1,000.00	1,020.18	+	4.61	1,000.00	1,020.18	+	4.56
Class R6
Actual	1,000.00	986.60		1.38	1,000.00	984.50		1.18	1,000.00	980.70		1.23
Hypothetical 5% return	1,000.00	1,023.41	+	1.40	1,000.00	1,023.60	+	1.20	1,000.00	1,023.55	+	1.25

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	0.67%	0.27%	0.78%	0.42%	0.93%	0.28%
Target Date 2055 Portfolio	0.66	0.28	0.76	0.41	0.92	0.24
Target Date 2060 Portfolio	0.67	0.27	0.77	0.41	0.91	0.25

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer
Joseph F. DiMaria, Assistant Treasurer and Principal
Accounting Officer
Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved 162459-OTU-961625 TARGDATESAR-19/432

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its Multi-Manager Non-Core Fixed Income Fund.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	April 26, 2019

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust II

Date:	April 26, 2019